UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of September 30, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.4%
	Consumer Discretionary — 12.6%
	Distributors — 0.8%
917	Genuine Parts Co.	76,008

	Hotels, Restaurants & Leisure — 2.4%
1,319	Brinker International, Inc.	69,488
1,366	Dunkin’ Brands Group, Inc.	66,931
1,361	Wyndham Worldwide Corp.	97,873

		234,292

	Media — 3.2%
1,003	Cinemark Holdings, Inc.	32,590
1,515	Comcast Corp., Class A	86,692
120	Omnicom Group, Inc.	7,905
232	Time Warner Cable, Inc.	41,590
2,078	Time Warner, Inc.	142,831

		311,608

	Multiline Retail — 0.7%
882	Target Corp.	69,398

	Specialty Retail — 5.0%
1,473	Best Buy Co., Inc.	54,696
1,585	Home Depot, Inc. (The)	182,995
1,516	L Brands, Inc.	136,643
1,083	Tiffany & Co.	83,656
374	Williams-Sonoma, Inc.	28,582

		486,572

	Textiles, Apparel & Luxury Goods — 0.5%
679	V.F. Corp.	46,338

	Total Consumer Discretionary	1,224,216

	Consumer Staples — 8.9%
	Beverages — 2.5%
2,075	Coca-Cola Co. (The)	83,266
1,406	Coca-Cola Enterprises, Inc.	67,973
1,193	Dr. Pepper Snapple Group, Inc.	94,334

		245,573

	Food Products — 1.9%
980	Hershey Co. (The)	90,066
294	Kraft Heinz Co. (The)	20,765
1,763	Mondelez International, Inc., Class A	73,799

		184,630

	Household Products — 1.4%
467	Kimberly-Clark Corp.	50,878
1,241	Procter & Gamble Co. (The)	89,267

		140,145

	Tobacco — 3.1%
3,888	Altria Group, Inc.	211,481
1,108	Philip Morris International, Inc.	87,864

		299,345

	Total Consumer Staples	869,693

	Energy — 7.7%
	Oil, Gas & Consumable Fuels — 7.7%
1,164	Chevron Corp.	91,797
1,322	Columbia Pipeline Group, Inc.	24,188
2,006	ConocoPhillips	96,208
3,801	Exxon Mobil Corp.	282,602
1,263	Kinder Morgan, Inc.	34,958
1,564	Marathon Petroleum Corp.	72,481
2,255	Occidental Petroleum Corp.	149,187

	Total Energy	751,421

	Financials — 28.4%
	Banks — 10.1%
3,193	BB&T Corp.	113,671
820	Cullen/Frost Bankers, Inc.	52,166
431	M&T Bank Corp.	52,596
2,363	PNC Financial Services Group, Inc. (The)	210,782
2,648	U.S. Bancorp	108,614
8,571	Wells Fargo & Co.	440,107

		977,936

	Capital Markets — 4.3%
437	Ameriprise Financial, Inc.	47,663
550	BlackRock, Inc.	163,662
1,346	Northern Trust Corp.	91,713
1,623	T. Rowe Price Group, Inc.	112,786

		415,824

	Consumer Finance — 1.0%
982	Capital One Financial Corp.	71,240
553	Discover Financial Services	28,739

		99,979

	Diversified Financial Services — 2.6%
2,200	CME Group, Inc.	204,062
610	McGraw Hill Financial, Inc.	52,756

		256,818

	Insurance — 7.6%
705	ACE Ltd., (Switzerland)	72,942
898	Arthur J. Gallagher & Co.	37,089
683	Cincinnati Financial Corp.	36,757
3,404	Hartford Financial Services Group, Inc. (The)	155,853
2,507	MetLife, Inc.	118,205

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
1,183	Progressive Corp. (The)	36,235
1,090	Prudential Financial, Inc.	83,063
1,791	Travelers Cos., Inc. (The)	178,282
480	Validus Holdings Ltd., (Bermuda)	21,644

		740,070

	Real Estate Investment Trusts (REITs) — 2.8%
395	Alexandria Real Estate Equities, Inc.	33,437
448	AvalonBay Communities, Inc.	78,376
1,287	HCP, Inc.	47,939
601	Simon Property Group, Inc.	110,409

		270,161

	Total Financials	2,760,788

	Health Care — 11.3%
	Health Care Equipment & Supplies — 2.0%
1,771	Abbott Laboratories	71,219
955	Becton, Dickinson and Co.	126,701

		197,920

	Pharmaceuticals — 9.3%
1,585	AbbVie, Inc.	86,265
1,866	Bristol-Myers Squibb Co.	110,440
1,322	Eli Lilly & Co.	110,603
2,384	Johnson & Johnson	222,559
3,539	Merck & Co., Inc.	174,779
6,280	Pfizer, Inc.	197,253

		901,899

	Total Health Care	1,099,819

	Industrials — 9.0%
	Aerospace & Defense — 2.5%
1,290	Honeywell International, Inc.	122,195
1,351	United Technologies Corp.	120,266

		242,461

	Air Freight & Logistics — 0.6%
613	United Parcel Service, Inc., Class B	60,534

	Commercial Services & Supplies — 0.7%
1,673	Republic Services, Inc.	68,909

	Industrial Conglomerates — 1.1%
774	3M Co.	109,662

	Machinery — 2.5%
1,729	Illinois Tool Works, Inc.	142,297
1,613	PACCAR, Inc.	84,167
143	Snap-on, Inc.	21,630

		248,094

	Road & Rail — 1.4%
724	Norfolk Southern Corp.	55,344
889	Union Pacific Corp.	78,617

		133,961

	Trading Companies & Distributors — 0.2%
417	Fastenal Co.	15,275

	Total Industrials	878,896

	Information Technology — 9.2%
	Communications Equipment — 0.7%
1,207	QUALCOMM, Inc.	64,828

	IT Services — 2.6%
927	Accenture plc, (Ireland), Class A	91,130
739	Automatic Data Processing, Inc.	59,416
1,551	Fidelity National Information Services, Inc.	104,010

		254,556

	Semiconductors & Semiconductor Equipment — 2.6%
1,466	Analog Devices, Inc.	82,679
1,156	KLA-Tencor Corp.	57,798
2,362	Texas Instruments, Inc.	116,958

		257,435

	Software — 1.1%
2,545	Microsoft Corp.	112,631

	Technology Hardware, Storage & Peripherals — 2.2%
1,918	Apple, Inc.	211,569

	Total Information Technology	901,019

	Materials — 3.1%
	Chemicals — 2.8%
847	Airgas, Inc.	75,642
1,327	E.I. du Pont de Nemours & Co.	63,982
717	PPG Industries, Inc.	62,860
344	Praxair, Inc.	35,033
879	RPM International, Inc.	36,834

		274,351

	Containers & Packaging — 0.3%
504	WestRock Co.	25,903

	Total Materials	300,254

	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.5%
3,297	Verizon Communications, Inc.	143,463

	Utilities — 4.7%
	Electric Utilities — 2.7%
1,720	Edison International	108,472

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electric Utilities — continued
685	NextEra Energy, Inc.	66,784
2,493	Xcel Energy, Inc.	88,284

		263,540

	Multi-Utilities — 2.0%
2,340	CMS Energy Corp.	82,634
235	DTE Energy Co.	18,887
2,586	NiSource, Inc.	47,967
437	Sempra Energy	42,222

		191,710

	Total Utilities	455,250

	Total Common Stocks (Cost $8,373,893)	9,384,819

Short-Term Investment — 3.5%
	Investment Company — 3.5%
338,309	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $338,309)	338,309

	Total Investments — 99.9% (Cost $8,712,202)	9,723,128
	Other Assets in Excess of Liabilities — 0.1%	11,498

	NET ASSETS — 100.0%	$9,734,626

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2015.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,300,947
Aggregate gross unrealized depreciation	(290,021)

Net unrealized appreciation/depreciation	$1,010,926

Federal income tax cost of investments	$8,712,202

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments —The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,723,128	$—	$—	$9,723,128

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 100.1%
	Consumer Discretionary — 13.1%
	Auto Components — 0.4%
21	BorgWarner, Inc.	864
26	Delphi Automotive plc, (United Kingdom)	1,986
25	Goodyear Tire & Rubber Co. (The)	726
60	Johnson Controls, Inc.	2,484

		6,060

	Automobiles — 0.6%
358	Ford Motor Co.	4,856
132	General Motors Co.	3,974
19	Harley-Davidson, Inc.	1,038

		9,868

	Distributors — 0.1%
14	Genuine Parts Co.	1,154

		—
	Diversified Consumer Services — 0.1%
25	H&R Block, Inc.	918

		—
	Hotels, Restaurants & Leisure — 1.9%
43	Carnival Corp.	2,113
3	Chipotle Mexican Grill, Inc. (a)	2,059
10	Darden Restaurants, Inc.	718
18	Marriott International, Inc., Class A	1,249
86	McDonald’s Corp.	8,521
16	Royal Caribbean Cruises Ltd.	1,403
136	Starbucks Corp.	7,747
16	Starwood Hotels & Resorts Worldwide, Inc.	1,040
11	Wyndham Worldwide Corp.	780
7	Wynn Resorts Ltd.	396
40	Yum! Brands, Inc.	3,166

		29,192

	Household Durables — 0.4%
30	D.R. Horton, Inc.	880
11	Garmin Ltd., (Switzerland)	390
7	Harman International Industries, Inc.	627
13	Leggett & Platt, Inc.	518
16	Lennar Corp., Class A	769
6	Mohawk Industries, Inc. (a)	1,061
25	Newell Rubbermaid, Inc.	977
29	PulteGroup, Inc.	556
7	Whirlpool Corp.	1,061

		6,839

	Internet & Catalog Retail — 1.9%
35	Amazon.com, Inc. (a)	18,028
9	Expedia, Inc.	1,081
39	Netflix, Inc. (a)	4,040
5	Priceline Group, Inc. (The) (a)	5,759
10	TripAdvisor, Inc. (a)	653

		29,561

	Leisure Products — 0.1%
10	Hasbro, Inc.	744
31	Mattel, Inc.	655

		1,399

	Media — 3.2%
20	Cablevision Systems Corp., Class A	663
41	CBS Corp. (Non-Voting), Class B	1,628
228	Comcast Corp., Class A	12,981
14	Discovery Communications, Inc., Class A (a)	357
24	Discovery Communications, Inc., Class C (a)	575
38	Interpublic Group of Cos., Inc. (The)	721
35	News Corp., Class A	441
10	News Corp., Class B	127
22	Omnicom Group, Inc.	1,470
9	Scripps Networks Interactive, Inc., Class A	426
21	TEGNA, Inc.	466
26	Time Warner Cable, Inc.	4,661
75	Time Warner, Inc.	5,149
112	Twenty-First Century Fox, Inc., Class A	3,025
40	Twenty-First Century Fox, Inc., Class B	1,072
32	Viacom, Inc., Class B	1,377
143	Walt Disney Co. (The)	14,573

		49,712

	Multiline Retail — 0.7%
27	Dollar General Corp.	1,960
22	Dollar Tree, Inc. (a)	1,437
18	Kohl’s Corp.	842
30	Macy’s, Inc.	1,560
13	Nordstrom, Inc.	917
58	Target Corp.	4,539

		11,255

	Specialty Retail — 2.7%
7	Advance Auto Parts, Inc.	1,274

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
7	AutoNation, Inc. (a)	418
3	AutoZone, Inc. (a)	2,051
16	Bed Bath & Beyond, Inc. (a)	888
28	Best Buy Co., Inc.	1,046
19	CarMax, Inc. (a)	1,133
10	GameStop Corp., Class A	404
22	Gap, Inc. (The)	623
118	Home Depot, Inc. (The)	13,618
24	L Brands, Inc.	2,126
85	Lowe’s Cos., Inc.	5,856
9	O’Reilly Automotive, Inc. (a)	2,282
38	Ross Stores, Inc.	1,842
7	Signet Jewelers Ltd., (Bermuda)	995
59	Staples, Inc.	693
10	Tiffany & Co.	796
62	TJX Cos., Inc. (The)	4,423
12	Tractor Supply Co.	1,052
9	Urban Outfitters, Inc. (a)	256

		41,776

	Textiles, Apparel & Luxury Goods — 1.0%
25	Coach, Inc.	735
4	Fossil Group, Inc. (a)	212
37	Hanesbrands, Inc.	1,070
18	Michael Kors Holdings Ltd., (United Kingdom) (a)	750
62	NIKE, Inc., Class B	7,655
8	PVH Corp.	773
5	Ralph Lauren Corp.	648
17	Under Armour, Inc., Class A (a)	1,599
31	V.F. Corp.	2,133

		15,575

	Total Consumer Discretionary	203,309

	Consumer Staples — 9.9%
	Beverages — 2.3%
10	Brown-Forman Corp., Class B	944
360	Coca-Cola Co. (The)	14,423
19	Coca-Cola Enterprises, Inc.	936
16	Constellation Brands, Inc., Class A	1,977
18	Dr. Pepper Snapple Group, Inc.	1,386
15	Molson Coors Brewing Co., Class B	1,205
14	Monster Beverage Corp. (a)	1,887
135	PepsiCo, Inc.	12,721

		35,479

	Food & Staples Retailing — 2.4%
40	Costco Wholesale Corp.	5,834
102	CVS Health Corp.	9,874
89	Kroger Co. (The)	3,218
51	Sysco Corp.	1,980
80	Walgreens Boots Alliance, Inc.	6,668
145	Wal-Mart Stores, Inc.	9,396
33	Whole Foods Market, Inc.	1,040

		38,010

	Food Products — 1.7%
56	Archer-Daniels-Midland Co.	2,318
17	Campbell Soup Co.	838
40	ConAgra Foods, Inc.	1,606
55	General Mills, Inc.	3,086
13	Hershey Co. (The)	1,232
12	Hormel Foods Corp.	784
9	JM Smucker Co. (The)	1,078
23	Kellogg Co.	1,556
11	Keurig Green Mountain, Inc.	575
55	Kraft Heinz Co. (The)	3,852
11	McCormick & Co., Inc. (Non-Voting)	875
19	Mead Johnson Nutrition Co.	1,311
148	Mondelez International, Inc., Class A	6,195
28	Tyson Foods, Inc., Class A	1,205

		26,511

	Household Products — 1.8%
12	Clorox Co. (The)	1,365
83	Colgate-Palmolive Co.	5,245
33	Kimberly-Clark Corp.	3,647
249	Procter & Gamble Co. (The)	17,920

		28,177

	Personal Products — 0.1%
21	Estee Lauder Cos., Inc. (The), Class A	1,674

		—
	Tobacco — 1.6%
180	Altria Group, Inc.	9,795
142	Philip Morris International, Inc.	11,285
76	Reynolds American, Inc.	3,370

		24,450

	Total Consumer Staples	154,301

	Energy — 6.9%
	Energy Equipment & Services — 1.1%
40	Baker Hughes, Inc.	2,083
18	Cameron International Corp. (a)	1,078

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
6	Diamond Offshore Drilling, Inc.	102
22	Ensco plc, (United Kingdom), Class A	305
21	FMC Technologies, Inc. (a)	653
78	Halliburton Co.	2,775
10	Helmerich & Payne, Inc.	468
35	National Oilwell Varco, Inc.	1,327
116	Schlumberger Ltd.	8,015
31	Transocean Ltd., (Switzerland)	405

		17,211

	Oil, Gas & Consumable Fuels — 5.8%
47	Anadarko Petroleum Corp.	2,817
35	Apache Corp.	1,359
38	Cabot Oil & Gas Corp.	831
47	Chesapeake Energy Corp.	348
173	Chevron Corp.	13,630
9	Cimarex Energy Co.	889
29	Columbia Pipeline Group, Inc.	533
113	ConocoPhillips	5,432
21	CONSOL Energy, Inc.	206
35	Devon Energy Corp.	1,316
50	EOG Resources, Inc.	3,671
14	EQT Corp.	907
383	Exxon Mobil Corp.	28,467
22	Hess Corp.	1,108
165	Kinder Morgan, Inc.	4,569
62	Marathon Oil Corp.	958
49	Marathon Petroleum Corp.	2,281
15	Murphy Oil Corp.	361
15	Newfield Exploration Co. (a)	492
39	Noble Energy, Inc.	1,178
70	Occidental Petroleum Corp.	4,641
19	ONEOK, Inc.	618
44	Phillips 66	3,379
14	Pioneer Natural Resources Co.	1,668
16	Range Resources Corp.	500
35	Southwestern Energy Co. (a)	448
62	Spectra Energy Corp.	1,620
11	Tesoro Corp.	1,099
46	Valero Energy Corp.	2,743
63	Williams Cos., Inc. (The)	2,309

		90,378

	Total Energy	107,589

	Financials — 16.6%
	Banks — 6.0%
961	Bank of America Corp.	14,977
72	BB&T Corp.	2,549
276	Citigroup, Inc.	13,712
16	Comerica, Inc.	670
74	Fifth Third Bancorp	1,395
74	Huntington Bancshares, Inc.	782
340	JPMorgan Chase & Co. (q)	20,705
77	KeyCorp	1,004
12	M&T Bank Corp.	1,492
28	People’s United Financial, Inc.	448
47	PNC Financial Services Group, Inc. (The)	4,207
122	Regions Financial Corp.	1,096
48	SunTrust Banks, Inc.	1,819
152	U.S. Bancorp	6,234
429	Wells Fargo & Co.	22,027
19	Zions Bancorporation	516

		93,633

	Capital Markets — 2.1%
5	Affiliated Managers Group, Inc. (a)	852
16	Ameriprise Financial, Inc.	1,786
102	Bank of New York Mellon Corp. (The)	3,978
12	BlackRock, Inc.	3,499
110	Charles Schwab Corp. (The)	3,140
27	E*TRADE Financial Corp. (a)	702
36	Franklin Resources, Inc.	1,323
37	Goldman Sachs Group, Inc. (The)	6,424
39	Invesco Ltd.	1,230
10	Legg Mason, Inc.	419
140	Morgan Stanley	4,407
20	Northern Trust Corp.	1,370
37	State Street Corp.	2,519
24	T. Rowe Price Group, Inc.	1,635

		33,284

	Consumer Finance — 0.8%
78	American Express Co.	5,794
50	Capital One Financial Corp.	3,612
40	Discover Financial Services	2,078
34	Navient Corp.	386

		11,870

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Diversified Financial Services — 2.1%
172	Berkshire Hathaway, Inc., Class B (a)	22,433
31	CME Group, Inc.	2,876
10	Intercontinental Exchange, Inc.	2,384
31	Leucadia National Corp.	628
25	McGraw Hill Financial, Inc.	2,165
16	Moody’s Corp.	1,571
11	Nasdaq, Inc.	579

		32,636

	Insurance — 2.8%
30	ACE Ltd., (Switzerland)	3,074
40	Aflac, Inc.	2,299
37	Allstate Corp. (The)	2,141
119	American International Group, Inc.	6,751
26	Aon plc, (United Kingdom)	2,279
6	Assurant, Inc.	485
21	Chubb Corp. (The)	2,556
14	Cincinnati Financial Corp.	729
46	Genworth Financial, Inc., Class A (a)	211
38	Hartford Financial Services Group, Inc. (The)	1,744
23	Lincoln National Corp.	1,094
26	Loews Corp.	952
49	Marsh & McLennan Cos., Inc.	2,541
103	MetLife, Inc.	4,836
25	Principal Financial Group, Inc.	1,192
54	Progressive Corp. (The)	1,649
41	Prudential Financial, Inc.	3,156
11	Torchmark Corp.	603
29	Travelers Cos., Inc. (The)	2,844
23	Unum Group	727
28	XL Group plc, (Ireland)	1,008

		42,871

	Real Estate Investment Trusts (REITs) — 2.7%
39	American Tower Corp.	3,420
14	Apartment Investment & Management Co., Class A	531
12	AvalonBay Communities, Inc.	2,134
14	Boston Properties, Inc.	1,670
31	Crown Castle International Corp.	2,417
5	Equinix, Inc.	1,430
33	Equity Residential	2,512
6	Essex Property Trust, Inc.	1,349
54	General Growth Properties, Inc.	1,394
42	HCP, Inc.	1,582
69	Host Hotels & Resorts, Inc.	1,090
18	Iron Mountain, Inc.	547
38	Kimco Realty Corp.	927
12	Macerich Co. (The)	949
16	Plum Creek Timber Co., Inc.	634
48	Prologis, Inc.	1,872
14	Public Storage	2,857
22	Realty Income Corp.	1,022
28	Simon Property Group, Inc.	5,220
9	SL Green Realty Corp.	989
31	Ventas, Inc.	1,712
16	Vornado Realty Trust	1,471
32	Welltower, Inc.	2,188
47	Weyerhaeuser Co.	1,291

		41,208

	Real Estate Management & Development — 0.1%
27	CBRE Group, Inc., Class A (a)	852

	Thrifts & Mortgage Finance — 0.0% (g)
44	Hudson City Bancorp, Inc.	450

	Total Financials	256,804

	Health Care — 14.7%
	Biotechnology — 3.1%
21	Alexion Pharmaceuticals, Inc. (a)	3,248
70	Amgen, Inc.	9,631
50	Baxalta, Inc.	1,567
22	Biogen, Inc. (a)	6,302
73	Celgene Corp. (a)	7,852
135	Gilead Sciences, Inc.	13,233
7	Regeneron Pharmaceuticals, Inc. (a)	3,303
22	Vertex Pharmaceuticals, Inc. (a)	2,340

		47,476

	Health Care Equipment & Supplies — 2.1%
137	Abbott Laboratories	5,505
50	Baxter International, Inc.	1,646
19	Becton, Dickinson and Co.	2,561
123	Boston Scientific Corp. (a)	2,025
7	C.R. Bard, Inc.	1,270
13	DENTSPLY International, Inc.	649
10	Edwards Lifesciences Corp. (a)	1,404
3	Intuitive Surgical, Inc. (a)	1,562
130	Medtronic plc, (Ireland)	8,693
26	St. Jude Medical, Inc.	1,632

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — continued
29	Stryker Corp.	2,733
9	Varian Medical Systems, Inc. (a)	669
16	Zimmer Biomet Holdings, Inc.	1,473

		31,822

	Health Care Providers & Services — 2.8%
32	Aetna, Inc.	3,502
19	AmerisourceBergen Corp.	1,792
24	Anthem, Inc.	3,363
30	Cardinal Health, Inc.	2,309
24	Cigna Corp.	3,193
16	DaVita HealthCare Partners, Inc. (a)	1,131
62	Express Scripts Holding Co. (a)	5,024
29	HCA Holdings, Inc. (a)	2,271
8	Henry Schein, Inc. (a)	1,016
14	Humana, Inc.	2,435
9	Laboratory Corp. of America Holdings (a)	1,002
21	McKesson Corp.	3,949
8	Patterson Cos., Inc.	345
13	Quest Diagnostics, Inc.	810
9	Tenet Healthcare Corp. (a)	338
88	UnitedHealth Group, Inc.	10,158
8	Universal Health Services, Inc., Class B	1,051

		43,689

	Health Care Technology — 0.1%
28	Cerner Corp. (a)	1,691

	Life Sciences Tools & Services — 0.4%
30	Agilent Technologies, Inc.	1,045
10	PerkinElmer, Inc.	478
37	Thermo Fisher Scientific, Inc.	4,475
8	Waters Corp. (a)	893

		6,891

	Pharmaceuticals — 6.2%
152	AbbVie, Inc.	8,270
36	Allergan plc (a)	9,825
153	Bristol-Myers Squibb Co.	9,065
90	Eli Lilly & Co.	7,497
19	Endo International plc, (Ireland) (a)	1,325
254	Johnson & Johnson	23,737
11	Mallinckrodt plc (a)	689
259	Merck & Co., Inc.	12,775
38	Mylan N.V. (a)	1,527
13	Perrigo Co. plc, (Ireland)	2,112
566	Pfizer, Inc.	17,789
42	Zoetis, Inc.	1,736

		96,347

	Total Health Care	227,916

	Industrials — 10.1%
	Aerospace & Defense — 2.7%
59	Boeing Co. (The)	7,681
28	General Dynamics Corp.	3,843
72	Honeywell International, Inc.	6,798
7	L-3 Communications Holdings, Inc.	771
25	Lockheed Martin Corp.	5,084
17	Northrop Grumman Corp.	2,856
13	Precision Castparts Corp.	2,900
28	Raytheon Co.	3,046
12	Rockwell Collins, Inc.	990
25	Textron, Inc.	955
76	United Technologies Corp.	6,768

		41,692

	Air Freight & Logistics — 0.8%
13	C.H. Robinson Worldwide, Inc.	882
17	Expeditors International of Washington, Inc.	817
24	FedEx Corp.	3,473
64	United Parcel Service, Inc., Class B	6,330

		11,502

	Airlines — 0.6%
62	American Airlines Group, Inc.	2,396
73	Delta Air Lines, Inc.	3,277
61	Southwest Airlines Co.	2,303
35	United Continental Holdings, Inc. (a)	1,840

		9,816

	Building Products — 0.1%
9	Allegion plc, (Ireland)	507
32	Masco Corp.	796

		1,303

	Commercial Services & Supplies — 0.4%
16	ADT Corp. (The)	466
8	Cintas Corp.	703
19	Pitney Bowes, Inc.	368
22	Republic Services, Inc.	911
8	Stericycle, Inc. (a)	1,085
39	Tyco International plc	1,295

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Commercial Services & Supplies — continued
39	Waste Management, Inc.	1,924

		6,752

	Construction & Engineering — 0.1%
13	Fluor Corp.	564
11	Jacobs Engineering Group, Inc. (a)	425
19	Quanta Services, Inc. (a)	454

		1,443

	Electrical Equipment — 0.5%
22	AMETEK, Inc.	1,164
43	Eaton Corp. plc	2,202
60	Emerson Electric Co.	2,665
12	Rockwell Automation, Inc.	1,250

		7,281

	Industrial Conglomerates — 2.4%
57	3M Co.	8,133
55	Danaher Corp.	4,653
927	General Electric Co. (k)	23,382
9	Roper Technologies, Inc.	1,449

		37,617

	Machinery — 1.2%
55	Caterpillar, Inc.	3,617
15	Cummins, Inc.	1,657
29	Deere & Co.	2,118
14	Dover Corp.	822
12	Flowserve Corp.	504
30	Illinois Tool Works, Inc.	2,490
24	Ingersoll-Rand plc	1,237
9	Joy Global, Inc.	134
33	PACCAR, Inc.	1,700
13	Parker-Hannifin Corp.	1,237
17	Pentair plc, (United Kingdom)	844
5	Snap-on, Inc.	806
14	Stanley Black & Decker, Inc.	1,365
17	Xylem, Inc.	547

		19,078

	Professional Services — 0.2%
3	Dun & Bradstreet Corp. (The)	349
11	Equifax, Inc.	1,055
34	Nielsen Holdings plc	1,498
12	Robert Half International, Inc.	632

		3,534

	Road & Rail — 0.9%
90	CSX Corp.	2,430
8	J.B. Hunt Transport Services, Inc.	602
10	Kansas City Southern	921
28	Norfolk Southern Corp.	2,115
5	Ryder System, Inc.	363
80	Union Pacific Corp.	7,044

		13,475

	Trading Companies & Distributors — 0.2%
27	Fastenal Co.	976
9	United Rentals, Inc. (a)	526
6	W.W. Grainger, Inc.	1,198

		2,700

	Total Industrials	156,193

	Information Technology — 20.4%
	Communications Equipment — 1.5%
467	Cisco Systems, Inc.	12,260
7	F5 Networks, Inc. (a)	755
11	Harris Corp.	833
32	Juniper Networks, Inc.	835
15	Motorola Solutions, Inc.	1,010
144	QUALCOMM, Inc.	7,752

		23,445

	Electronic Equipment, Instruments & Components — 0.4%
28	Amphenol Corp., Class A	1,447
113	Corning, Inc.	1,927
13	FLIR Systems, Inc.	360
37	TE Connectivity Ltd., (Switzerland)	2,213

		5,947

	Internet Software & Services — 3.8%
16	Akamai Technologies, Inc. (a)	1,133
103	eBay, Inc. (a)	2,515
208	Facebook, Inc., Class A (a)	18,655
27	Google, Inc., Class A (a)	16,994
27	Google, Inc., Class C (a)	16,525
9	VeriSign, Inc. (a)	647
80	Yahoo!, Inc. (a)	2,299

		58,768

	IT Services — 3.7%
57	Accenture plc, (Ireland), Class A	5,632
6	Alliance Data Systems Corp. (a)	1,461
43	Automatic Data Processing, Inc.	3,437
56	Cognizant Technology Solutions Corp., Class A (a)	3,504
13	Computer Sciences Corp.	780

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	IT Services — continued
26	Fidelity National Information Services, Inc.	1,734
22	Fiserv, Inc. (a)	1,866
83	International Business Machines Corp.	11,996
92	MasterCard, Inc., Class A	8,259
30	Paychex, Inc.	1,406
102	PayPal Holdings, Inc. (a)	3,161
13	Teradata Corp. (a)	377
16	Total System Services, Inc.	706
179	Visa, Inc., Class A	12,483
47	Western Union Co. (The)	862
92	Xerox Corp.	898

		58,562

	Semiconductors & Semiconductor Equipment — 2.4%
28	Altera Corp.	1,391
29	Analog Devices, Inc.	1,625
110	Applied Materials, Inc.	1,620
24	Avago Technologies Ltd., (Singapore)	2,982
51	Broadcom Corp., Class A	2,640
7	First Solar, Inc. (a)	297
437	Intel Corp.	13,158
14	KLA-Tencor Corp.	723
15	Lam Research Corp.	949
22	Linear Technology Corp.	888
19	Microchip Technology, Inc.	835
99	Micron Technology, Inc. (a)	1,481
47	NVIDIA Corp.	1,159
14	Qorvo, Inc. (a)	619
18	Skyworks Solutions, Inc.	1,475
94	Texas Instruments, Inc.	4,667
24	Xilinx, Inc.	1,007

		37,516

	Software — 4.0%
46	Activision Blizzard, Inc.	1,427
46	Adobe Systems, Inc. (a)	3,757
21	Autodesk, Inc. (a)	917
29	CA, Inc.	785
15	Citrix Systems, Inc. (a)	1,022
29	Electronic Arts, Inc. (a)	1,940
25	Intuit, Inc.	2,260
734	Microsoft Corp.	32,506
299	Oracle Corp.	10,787
17	Red Hat, Inc. (a)	1,211
57	salesforce.com, Inc. (a)	3,956
63	Symantec Corp.	1,223

		61,791

	Technology Hardware, Storage & Peripherals — 4.6%
524	Apple, Inc.	57,761
177	EMC Corp.	4,270
166	Hewlett-Packard Co.	4,248
28	NetApp, Inc.	816
19	SanDisk Corp.	1,020
28	Seagate Technology plc	1,243
21	Western Digital Corp.	1,681

		71,039

	Total Information Technology	317,068

	Materials — 2.8%
	Chemicals — 2.1%
18	Air Products & Chemicals, Inc.	2,267
6	Airgas, Inc.	551
21	CF Industries Holdings, Inc.	961
106	Dow Chemical Co. (The)	4,509
83	E.I. du Pont de Nemours & Co.	4,005
14	Eastman Chemical Co.	883
24	Ecolab, Inc.	2,676
12	FMC Corp.	416
7	International Flavors & Fragrances, Inc.	764
34	LyondellBasell Industries N.V., Class A	2,853
43	Monsanto Co.	3,666
31	Mosaic Co. (The)	963
25	PPG Industries, Inc.	2,180
26	Praxair, Inc.	2,679
7	Sherwin-Williams Co. (The)	1,621
11	Sigma-Aldrich Corp.	1,524

		32,518

	Construction Materials — 0.1%
6	Martin Marietta Materials, Inc.	935
12	Vulcan Materials Co.	1,091

		2,026

	Containers & Packaging — 0.2%
8	Avery Dennison Corp.	475
13	Ball Corp.	789
15	Owens-Illinois, Inc. (a)	306
19	Sealed Air Corp.	886

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Containers & Packaging — continued
24	WestRock Co.	1,237

		3,693

	Metals & Mining — 0.3%
120	Alcoa, Inc.	1,162
104	Freeport-McMoRan, Inc.	1,011
49	Newmont Mining Corp.	781
29	Nucor Corp.	1,102

		4,056

	Paper & Forest Products — 0.1%
38	International Paper Co.	1,450

	Total Materials	43,743

	Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 2.4%
565	AT&T, Inc.	18,402
52	CenturyLink, Inc.	1,299
107	Frontier Communications Corp.	510
26	Level 3 Communications, Inc. (a)	1,156
373	Verizon Communications, Inc.	16,244

	Total Telecommunication Services	37,611

	Utilities — 3.2%
	Electric Utilities — 1.8%
45	American Electric Power Co., Inc.	2,561
63	Duke Energy Corp.	4,547
30	Edison International	1,887
16	Entergy Corp.	1,073
29	Eversource Energy	1,474
79	Exelon Corp.	2,350
39	FirstEnergy Corp.	1,215
42	NextEra Energy, Inc.	4,123
23	Pepco Holdings, Inc.	564
10	Pinnacle West Capital Corp.	653
62	PPL Corp.	2,024
83	Southern Co. (The)	3,729
47	Xcel Energy, Inc.	1,649

		27,849

	Gas Utilities — 0.0% (g)
11	AGL Resources, Inc.	673

	Independent Power & Renewable Electricity Producers — 0.1%
63	AES Corp.	614
30	NRG Energy, Inc.	451

		1,065

	Multi-Utilities — 1.3%
22	Ameren Corp.	942
40	CenterPoint Energy, Inc.	713
25	CMS Energy Corp.	897
27	Consolidated Edison, Inc.	1,798
55	Dominion Resources, Inc.	3,841
16	DTE Energy Co.	1,325
29	NiSource, Inc.	541
45	PG&E Corp.	2,372
46	Public Service Enterprise Group, Inc.	1,958
13	SCANA Corp.	738
22	Sempra Energy	2,092
22	TECO Energy, Inc.	567
29	WEC Energy Group, Inc.	1,514

		19,298

	Total Utilities	48,885

	Total Common Stocks (Cost $534,402)	1,553,419

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
25	Safeway, Inc., Casa Ley CVR expiring 01/30/18 (a)	2

25	Safeway, Inc., PDC CVR, expiring 01/30/17 (a)	1

	Total Rights (Cost $–)	3

SHARES
Short-Term Investment — 0.7%
	Investment Company — 0.7%
10,554	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $10,554)	10,554

	Total Investments — 100.8% (Cost $544,956)	1,563,976
	Liabilities in Excess of Other Assets — (0.8)%	(13,170)

	NET ASSETS — 100.0%	$1,550,806

Percentages indicated are based on net assets.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
110	E-mini S&P 500	12/18/15	USD	$10,498	$112

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVR	—	Contingent Value Rights
PDC	—	Property Development Center
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.
(q)	—	Investment in affiliate which is a security in the Fund’s index.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,038,792
Aggregate gross unrealized depreciation	(19,772)

Net unrealized appreciation/depreciation	$1,019,020

Federal income tax cost of investments	$544,956

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

A. Valuation of Investments—The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$203,309	$—	$—	$203,309
Consumer Staples	154,301	—	—	154,301
Energy	107,589	—	—	107,589
Financials	256,804	—	—	256,804
Health Care	227,916	—	—	227,916
Industrials	156,193	—	—	156,193
Information Technology	317,068	—	—	317,068
Materials	43,743	—	—	43,743
Telecommunication Services	37,611	—	—	37,611
Utilities	48,885	—	—	48,885

Total Common Stocks	$1,553,419	$—	—	$1,553,419

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Rights
Consumer Staples	—	—	3	3

Total Rights	—	—	3	3

Short-Term Investment
Investment Company	10,554	—	—	10,554

Total Investments in Securities	$1,563,973	$—	3	$1,563,976

Appreciation in Other Financial Instruments
Futures Contracts	$112	$—	—	$112

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.8%
	Consumer Discretionary — 14.4%
	Auto Components — 1.8%
141	Lear Corp.	15,360

	Diversified Consumer Services — 1.4%
6	Graham Holdings Co., Class B	3,519
267	ServiceMaster Global Holdings, Inc. (a)	8,948

		12,467

	Hotels, Restaurants & Leisure — 0.6%
78	Darden Restaurants, Inc.	5,312

	Internet & Catalog Retail — 1.3%
724	Groupon, Inc. (a)	2,359
212	Liberty Ventures, Series A (a)	8,570

		10,929

	Media — 0.9%
37	Discovery Communications, Inc., Class C (a)	892
60	Interpublic Group of Cos., Inc. (The)	1,146
113	John Wiley & Sons, Inc., Class A	5,658

		7,696

	Multiline Retail — 1.9%
27	Dollar Tree, Inc. (a)	1,806
287	Macy’s, Inc.	14,729

		16,535

	Specialty Retail — 4.3%
400	Best Buy Co., Inc.	14,855
17	GameStop Corp., Class A	684
18	Murphy USA, Inc. (a)	995
280	Ross Stores, Inc.	13,552
536	Staples, Inc.	6,286
7	Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,160

		37,532

	Textiles, Apparel & Luxury Goods — 2.2%
18	Carter’s, Inc.	1,622
128	Skechers U.S.A., Inc., Class A (a)	17,109

		18,731

	Total Consumer Discretionary	124,562

	Consumer Staples — 6.6%
	Food & Staples Retailing — 1.1%
256	Kroger Co. (The)	9,220

	Food Products — 4.3%
227	Bunge Ltd.	16,632
154	Ingredion, Inc.	13,402
173	Tyson Foods, Inc., Class A	7,469

		37,503

	Personal Products — 0.6%
96	Herbalife Ltd. (a)	5,232

	Tobacco — 0.6%
110	Reynolds American, Inc.	4,888

	Total Consumer Staples	56,843

	Energy — 5.3%
	Energy Equipment & Services — 1.1%
9	Baker Hughes, Inc.	484
51	Cameron International Corp. (a)	3,121
315	Nabors Industries Ltd., (Bermuda)	2,972
116	Rowan Cos. plc, Class A	1,865
208	Seadrill Ltd., (Bermuda) (a)	1,225

		9,667

	Oil, Gas & Consumable Fuels — 4.2%
39	Cimarex Energy Co.	4,022
137	EQT Corp.	8,848
80	Gulfport Energy Corp. (a)	2,383
294	Marathon Oil Corp.	4,524
41	Marathon Petroleum Corp.	1,881
60	Murphy Oil Corp.	1,462
42	Newfield Exploration Co. (a)	1,395
9	Noble Energy, Inc.	269
77	PBF Energy, Inc., Class A	2,165
26	QEP Resources, Inc.	321
38	Valero Energy Corp.	2,278
138	World Fuel Services Corp.	4,955
211	WPX Energy, Inc. (a)	1,395

		35,898

	Total Energy	45,565

	Financials — 22.7%
	Banks — 3.0%
46	Citizens Financial Group, Inc.	1,100
69	East West Bancorp, Inc.	2,639
31	Fifth Third Bancorp	586
107	Huntington Bancshares, Inc.	1,137
354	KeyCorp	4,600
77	PacWest Bancorp	3,288

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
373	Regions Financial Corp.	3,362
15	Signature Bank (a)	2,036
65	SVB Financial Group (a)	7,464

		26,212

	Capital Markets — 1.0%
21	Affiliated Managers Group, Inc. (a)	3,591
94	Lazard Ltd., (Bermuda), Class A	4,053
5	Northern Trust Corp.	368
11	Raymond James Financial, Inc.	561

		8,573

	Consumer Finance — 1.6%
211	Discover Financial Services	10,954
102	Synchrony Financial (a)	3,190

		14,144

	Diversified Financial Services — 1.0%
12	Intercontinental Exchange, Inc.	2,796
88	MSCI, Inc.	5,244
17	Nasdaq, Inc.	907

		8,947

	Insurance — 5.0%
77	Allied World Assurance Co. Holdings AG, (Switzerland)	2,947
79	American Financial Group, Inc.	5,437
6	American National Insurance Co.	547
24	Aon plc, (United Kingdom)	2,153
29	Arch Capital Group Ltd., (Bermuda) (a)	2,156
38	Aspen Insurance Holdings Ltd., (Bermuda)	1,743
38	Assurant, Inc.	3,014
56	Assured Guaranty Ltd., (Bermuda)	1,410
19	Axis Capital Holdings Ltd., (Bermuda)	1,015
23	Endurance Specialty Holdings Ltd., (Bermuda)	1,379
9	Everest Re Group Ltd., (Bermuda)	1,508
15	FNF Group	548
83	Hanover Insurance Group, Inc. (The)	6,410
51	Hartford Financial Services Group, Inc. (The)	2,349
35	Lincoln National Corp.	1,666
47	Principal Financial Group, Inc.	2,220
24	Torchmark Corp.	1,344
108	Unum Group	3,471
36	Validus Holdings Ltd., (Bermuda)	1,636

		42,953

	Real Estate Investment Trusts (REITs) — 9.2%
89	Annaly Capital Management, Inc.	882
87	Apartment Investment & Management Co., Class A	3,202
9	AvalonBay Communities, Inc.	1,573
10	Boston Properties, Inc.	1,149
83	Brandywine Realty Trust	1,026
142	Brixmor Property Group, Inc.	3,339
16	Camden Property Trust	1,168
10	Care Capital Properties, Inc.	338
22	Crown Castle International Corp.	1,704
35	Douglas Emmett, Inc.	1,011
138	Duke Realty Corp.	2,634
70	Equinix, Inc.	19,139
55	Equity Commonwealth (a)	1,510
53	Equity LifeStyle Properties, Inc.	3,093
22	Equity Residential	1,675
21	Extra Space Storage, Inc.	1,651
81	Hospitality Properties Trust	2,083
109	Host Hotels & Resorts, Inc.	1,728
16	Mid-America Apartment Communities, Inc.	1,343
71	NorthStar Realty Finance Corp.	874
63	Post Properties, Inc.	3,690
20	Regency Centers Corp.	1,231
9	SL Green Realty Corp.	952
38	Taubman Centers, Inc.	2,625
242	Two Harbors Investment Corp.	2,138
3	Ventas, Inc.	195
52	Vornado Realty Trust	4,711
16	Welltower, Inc.	1,056
349	Weyerhaeuser Co.	9,533
39	WP Carey, Inc.	2,266

		79,519

	Real Estate Management & Development — 1.9%
111	Jones Lang LaSalle, Inc.	15,973

	Total Financials	196,321

	Health Care — 10.5%
	Biotechnology — 2.0%
37	Alnylam Pharmaceuticals, Inc. (a)	2,997
43	BioMarin Pharmaceutical, Inc. (a)	4,508
18	Incyte Corp. (a)	1,931
10	Intercept Pharmaceuticals, Inc. (a)	1,609

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
30	Juno Therapeutics, Inc. (a)	1,208
71	Medivation, Inc. (a)	3,018
26	Puma Biotechnology, Inc. (a)	1,952

		17,223

	Health Care Equipment & Supplies — 3.5%
5	C.R. Bard, Inc.	839
350	Hologic, Inc. (a)	13,684
165	Zimmer Biomet Holdings, Inc.	15,470

		29,993

	Health Care Providers & Services — 3.7%
202	AmerisourceBergen Corp.	19,178
3	Centene Corp. (a)	168
11	Cigna Corp.	1,445
131	Community Health Systems, Inc. (a)	5,616
36	Health Net, Inc. (a)	2,168
4	Humana, Inc.	716
93	Premier, Inc., Class A (a)	3,186

		32,477

	Pharmaceuticals — 1.3%
71	Endo International plc, (Ireland) (a)	4,905
7	Jazz Pharmaceuticals plc, (Ireland) (a)	929
36	Perrigo Co. plc, (Ireland)	5,662

		11,496

	Total Health Care	91,189

	Industrials — 12.5%
	Aerospace & Defense — 2.9%
34	BWX Technologies, Inc.	896
168	Huntington Ingalls Industries, Inc.	18,024
4	Northrop Grumman Corp.	647
20	Orbital ATK, Inc.	1,402
85	Spirit AeroSystems Holdings, Inc., Class A (a)	4,119

		25,088

	Airlines — 2.3%
122	Delta Air Lines, Inc.	5,452
272	United Continental Holdings, Inc. (a)	14,445

		19,897

	Commercial Services & Supplies — 1.6%
397	KAR Auction Services, Inc.	14,101

	Construction & Engineering — 2.2%
520	AECOM (a)	14,312
36	Fluor Corp.	1,516
92	Jacobs Engineering Group, Inc. (a)	3,425

		19,253

	Electrical Equipment — 0.1%
17	Babcock & Wilcox Enterprises, Inc. (a)	286

	Machinery — 2.1%
137	Crane Co.	6,371
90	Ingersoll-Rand plc	4,590
76	Parker-Hannifin Corp.	7,400

		18,361

	Professional Services — 1.1%
117	ManpowerGroup, Inc.	9,573

	Road & Rail — 0.2%
20	Landstar System, Inc.	1,288

	Total Industrials	107,847

	Information Technology — 14.3%
	Communications Equipment — 1.3%
114	Harris Corp.	8,350
114	Juniper Networks, Inc.	2,921

		11,271

	Electronic Equipment, Instruments & Components — 0.5%
95	Avnet, Inc.	4,033

	Internet Software & Services — 1.1%
150	IAC/InterActiveCorp	9,810

	IT Services — 3.5%
80	Computer Sciences Corp.	4,892
237	Leidos Holdings, Inc.	9,786
284	Vantiv, Inc., Class A (a)	12,748
289	Xerox Corp.	2,812

		30,238

	Semiconductors & Semiconductor Equipment — 2.4%
567	Applied Materials, Inc.	8,329
72	First Solar, Inc. (a)	3,065
32	Lam Research Corp.	2,110
401	Marvell Technology Group Ltd., (Bermuda)	3,633
231	Micron Technology, Inc. (a)	3,465

		20,602

	Software — 3.0%
189	Citrix Systems, Inc. (a)	13,087
77	Nuance Communications, Inc. (a)	1,257

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
259	Synopsys, Inc. (a)	11,961

		26,305

	Technology Hardware, Storage & Peripherals — 2.5%
368	Lexmark International, Inc., Class A	10,650
261	NCR Corp. (a)	5,940
88	SanDisk Corp.	4,776

		21,366

	Total Information Technology	123,625

	Materials — 4.8%
	Chemicals — 1.5%
37	Ashland, Inc.	3,683
56	Cabot Corp.	1,774
14	Huntsman Corp.	136
84	PPG Industries, Inc.	7,392

		12,985

	Containers & Packaging — 1.4%
39	Avery Dennison Corp.	2,206
90	Crown Holdings, Inc. (a)	4,113
55	Sealed Air Corp.	2,569
67	WestRock Co.	3,467

		12,355

	Metals & Mining — 1.2%
9	Nucor Corp.	353
65	Reliance Steel & Aluminum Co.	3,532
366	Steel Dynamics, Inc.	6,292

		10,177

	Paper & Forest Products — 0.7%
53	Domtar Corp., (Canada)	1,884
102	International Paper Co.	3,862

		5,746

	Total Materials	41,263

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.7%
1,338	Frontier Communications Corp.	6,353

	Wireless Telecommunication Services — 0.3%
25	SBA Communications Corp., Class A (a)	2,577

	Total Telecommunication Services	8,930

	Utilities — 5.7%
	Electric Utilities — 0.5%
65	Entergy Corp.	4,212
9	Pinnacle West Capital Corp.	545

		4,757

	Gas Utilities — 1.0%
257	UGI Corp.	8,961

	Independent Power & Renewable Electricity Producers — 0.5%
410	AES Corp.	4,015

	Multi-Utilities — 3.7%
41	Alliant Energy Corp.	2,384
50	Ameren Corp.	2,114
131	CenterPoint Energy, Inc.	2,370
122	CMS Energy Corp.	4,320
38	Consolidated Edison, Inc.	2,520
65	DTE Energy Co.	5,256
98	Public Service Enterprise Group, Inc.	4,144
60	Sempra Energy	5,832
108	TECO Energy, Inc.	2,840

		31,780

	Total Utilities	49,513

	Total Common Stocks (Cost $816,065)	845,658

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
121	Safeway, Inc. CVR, expiring 01/30/18 (a)	8

121	Safeway, Inc. CVR, expiring 01/30/17 (a)	6

	Total Rights (Cost $ -)	14

SHARES
Short-Term Investment — 1.6%
	Investment Company — 1.6%
13,556	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $13,556)	13,556

	Total Investments — 99.4% (Cost $829,621)	859,228
	Other Assets in Excess of Liabilities — 0.6% (c)	5,131

	NET ASSETS — 100.0%	$864,359

Percentages indicated are based on net assets.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
122	S&P Mid Cap 400	12/18/15	USD	$16,627	$(207)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVR	—	Contingent Value Rights
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$96,494
Aggregate gross unrealized depreciation	(66,887)

Net unrealized appreciation/depreciation	$29,607

Federal income tax cost of investments	$829,621

A. Valuation of Investments —The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$124,562	$—	$—	$124,562
Consumer Staples	56,843	—	—	56,843
Energy	45,565	—	—	45,565
Financials	196,321	—	—	196,321
Health Care	91,189	—	—	91,189
Industrials	107,847	—	—	107,847
Information Technology	123,625	—	—	123,625
Materials	41,263	—	—	41,263
Telecommunication Services	8,930	—	—	8,930
Utilities	49,513	—	—	49,513

Total Common Stocks	845,658	—	—	845,658

Rights
Consumer Staples	—	—	14	14
Short-Term Investment
Investment Company	13,556	—	—	13,556

Total Investments in Securities	$859,214	$—	$14	$859,228

Depreciation in Other Financial Instruments
Futures Contracts	$(207)	$—	$—	$(207)

There were no transfers between Levels 1 and 2 during the period ended September 30, 2015.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.1% (b)
	Alternative Assets — 6.0%
1,612	JPMorgan Commodities Strategy Fund, Select Class Shares (a)	14,653
1,340	JPMorgan Global Natural Resources Fund, Select Class Shares	6,956
10,487	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	107,807
6,573	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	98,462
6,211	JPMorgan Systematic Alpha Fund, Select Class Shares	94,164

	Total Alternative Assets	322,042

	Fixed Income — 40.8%
74,312	JPMorgan Core Bond Fund, Select Class Shares	872,426
62,638	JPMorgan Core Plus Bond Fund, Select Class Shares	513,630
6,002	JPMorgan Emerging Markets Debt Fund, Select Class Shares	46,034
1,904	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares	13,915
16,855	JPMorgan Floating Rate Income Fund, Select Class Shares	159,115
1,112	JPMorgan Government Bond Fund, Select Class Shares	12,127
20,513	JPMorgan High Yield Fund, Select Class Shares	145,645
10,857	JPMorgan Inflation Managed Bond Fund, Select Class Shares	109,762
18,651	JPMorgan Limited Duration Bond Fund, Select Class Shares	186,506
8,976	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	101,787
2,370	JPMorgan Unconstrained Debt Fund, Select Class Shares	22,989

	Total Fixed Income	2,183,936

	International Equity — 13.7%
5,213	JPMorgan Emerging Economies Fund, Select Class Shares	54,791
2,781	JPMorgan Emerging Markets Equity Fund, Select Class Shares	52,088
10,176	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	175,742
7,322	JPMorgan International Equity Fund, Select Class Shares	101,925
15,044	JPMorgan International Research Enhanced Equity Fund, Select Class Shares	234,842
4,199	JPMorgan Intrepid European Fund, Select Class Shares	99,513
1,348	JPMorgan Latin America Fund, Select Class Shares	14,682

	Total International Equity	733,583

	Money Market — 1.1%
58,332	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (l)	58,332

	U.S. Equity — 38.5%
4,736	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	115,985
6,320	JPMorgan Equity Income Fund, Select Class Shares	82,471
9,343	JPMorgan Intrepid America Fund, Select Class Shares	333,649
4,764	JPMorgan Intrepid Growth Fund, Select Class Shares	184,016
4,227	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	87,542
1,689	JPMorgan Large Cap Growth Fund, Select Class Shares (a)	58,535
11,173	JPMorgan Large Cap Value Fund, Select Class Shares	152,180
16,729	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	199,740
1,826	JPMorgan Small Cap Value Fund, Select Class Shares	45,559
3,076	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	52,135
32,626	JPMorgan U.S. Equity Fund, Select Class Shares	442,734
7,829	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	214,589
3,180	JPMorgan Value Advantage Fund, Select Class Shares	88,120

	Total U.S. Equity	2,057,255

	Total Investments — 100.1% (Cost $4,783,482)	5,355,148
	Other Assets in Excess of Liabilities — (0.1)%	(3,395)

	NET ASSETS — 100.0%	$5,351,753

Percentages indicated are based on net assets.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$704,981
Aggregate gross unrealized depreciation	(133,315)

Net unrealized appreciation/depreciation	$571,666

Federal income tax cost of investments	$4,783,482

A. Valuation of Investments —The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,355,148	$—	$—	$5,355,148

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOIs. Please refer to the SOIs for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.0% (b)
	Alternative Assets — 6.5%
1,444	JPMorgan Commodities Strategy Fund, Select Class Shares (a)	13,125
1,139	JPMorgan Global Natural Resources Fund, Select Class Shares	5,910
7,836	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	80,559
6,334	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	94,884
5,724	JPMorgan Systematic Alpha Fund, Select Class Shares	86,780

	Total Alternative Assets	281,258

	Fixed Income — 60.1%
95,127	JPMorgan Core Bond Fund, Select Class Shares	1,116,794
64,693	JPMorgan Core Plus Bond Fund, Select Class Shares	530,486
4,083	JPMorgan Emerging Markets Debt Fund, Select Class Shares	31,320
3,743	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares	27,365
16,307	JPMorgan Floating Rate Income Fund, Select Class Shares	153,940
3,078	JPMorgan Government Bond Fund, Select Class Shares	33,584
13,816	JPMorgan High Yield Fund, Select Class Shares	98,095
12,776	JPMorgan Inflation Managed Bond Fund, Select Class Shares	129,166
35,154	JPMorgan Limited Duration Bond Fund, Select Class Shares	351,536
9,217	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	104,516
1,957	JPMorgan Unconstrained Debt Fund, Select Class Shares	18,985

	Total Fixed Income	2,595,787

	International Equity — 7.9%
2,508	JPMorgan Emerging Economies Fund, Select Class Shares	26,358
1,365	JPMorgan Emerging Markets Equity Fund, Select Class Shares	25,570
2,905	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	50,162
3,098	JPMorgan International Equity Fund, Select Class Shares	43,122
8,699	JPMorgan International Research Enhanced Equity Fund, Select Class Shares	135,790
2,095	JPMorgan Intrepid European Fund, Select Class Shares	49,647
868	JPMorgan Latin America Fund, Select Class Shares	9,447

	Total International Equity	340,096

	Money Market — 1.0%
41,183	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (l)	41,183

	U.S. Equity — 24.5%
1,848	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	45,260
5,760	JPMorgan Equity Income Fund, Select Class Shares	75,175
6,139	JPMorgan Intrepid America Fund, Select Class Shares	219,217
3,095	JPMorgan Intrepid Growth Fund, Select Class Shares	119,546
1,342	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	27,802
1,813	JPMorgan Large Cap Value Fund, Select Class Shares	24,693
4,400	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	52,541
937	JPMorgan Mid Cap Growth Fund, Select Class Shares (a)	26,171
1,350	JPMorgan Small Cap Value Fund, Select Class Shares	33,679
2,021	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	34,254
16,129	JPMorgan U.S. Equity Fund, Select Class Shares	218,876
4,370	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	119,778
2,287	JPMorgan Value Advantage Fund, Select Class Shares	63,363

	Total U.S. Equity	1,060,355

	Total Investments — 100.0% (Cost $4,009,828)	4,318,679
	Liabilities in Excess of Other Assets — 0.0% (g)	(1,648)

	NET ASSETS — 100.0%	$4,317,031

Percentages indicated are based on net assets.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	–	Non-income producing security.
(b)	–	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	–	The rate shown is the current yield as of September 30, 2015.
(g)	–	Amount rounds to less than 0.1%.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$404,580
Aggregate gross unrealized depreciation	(95,729)

Net unrealized appreciation/depreciation	$308,851

Federal income tax cost of investments	$4,009,828

A. Valuation of Investments —The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,318,679	$—	$—	$4,318,679

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOIs. Please refer to the SOIs for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.0% (b)
	Alternative Assets — 4.9%
1,131	JPMorgan Commodities Strategy Fund, Select Class Shares (a)	10,284
985	JPMorgan Global Natural Resources Fund, Select Class Shares	5,112
4,529	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	46,558
2,990	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	44,786
3,030	JPMorgan Systematic Alpha Fund, Select Class Shares	45,931

	Total Alternative Assets	152,671

	Fixed Income — 25.0%
22,940	JPMorgan Core Bond Fund, Select Class Shares	269,320
22,450	JPMorgan Core Plus Bond Fund, Select Class Shares	184,093
2,162	JPMorgan Emerging Markets Debt Fund, Select Class Shares	16,579
759	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares	5,548
11,157	JPMorgan Floating Rate Income Fund, Select Class Shares	105,318
1,025	JPMorgan Government Bond Fund, Select Class Shares	11,181
10,740	JPMorgan High Yield Fund, Select Class Shares	76,255
5,194	JPMorgan Inflation Managed Bond Fund, Select Class Shares	52,513
1,446	JPMorgan Limited Duration Bond Fund, Select Class Shares	14,464
2,984	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	33,841
1,444	JPMorgan Unconstrained Debt Fund, Select Class Shares	14,011

	Total Fixed Income	783,123

	International Equity — 17.5%
4,320	JPMorgan Emerging Economies Fund, Select Class Shares	45,399
2,378	JPMorgan Emerging Markets Equity Fund, Select Class Shares	44,545
6,437	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	111,163
8,304	JPMorgan International Equity Fund, Select Class Shares	115,589
8,987	JPMorgan International Research Enhanced Equity Fund, Select Class Shares	140,290
3,538	JPMorgan Intrepid European Fund, Select Class Shares	83,861
663	JPMorgan Latin America Fund, Select Class Shares	7,224

	Total International Equity	548,071

	Money Market — 0.8%
26,261	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (l)	26,261

	U.S. Equity — 51.8%
1,907	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	46,701
4,067	JPMorgan Equity Income Fund, Select Class Shares	53,074
8,923	JPMorgan Intrepid America Fund, Select Class Shares	318,627
2,819	JPMorgan Intrepid Growth Fund, Select Class Shares	108,882
1,254	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	25,972
4,719	JPMorgan Large Cap Growth Fund, Select Class Shares (a)	163,511
13,123	JPMorgan Large Cap Value Fund, Select Class Shares	178,741
9,836	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	117,441
695	JPMorgan Mid Cap Growth Fund, Select Class Shares (a)	19,410
2,323	JPMorgan Small Cap Value Fund, Select Class Shares	57,950
2,488	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	42,179
22,918	JPMorgan U.S. Equity Fund, Select Class Shares	311,004
4,631	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	126,940
1,752	JPMorgan Value Advantage Fund, Select Class Shares	48,549

	Total U.S. Equity	1,618,981

	Total Investments — 100.0% (Cost $2,638,176)	3,129,107
	Liabilities in Excess of Other Assets — 0.0% (g)	(1,550)

	NET ASSETS — 100.0%	$3,127,557

Percentages indicated are based on net assets.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$574,127
Aggregate gross unrealized depreciation	(83,196)

Net unrealized appreciation/depreciation	$490,931

Federal income tax cost of investments	$2,638,176

A. Valuation of Investments —The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,129,107	—	—	$3,129,107

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.0% (b)
	Alternative Assets — 1.9%
774	JPMorgan Commodities Strategy Fund, Select Class Shares (a)	7,038
674	JPMorgan Global Natural Resources Fund, Select Class Shares	3,499
1,014	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	10,425
743	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	11,123
869	JPMorgan Systematic Alpha Fund, Select Class Shares	13,180

	Total Alternative Assets	45,265

	Fixed Income — 7.5%
7,000	JPMorgan Core Bond Fund, Select Class Shares	82,184
2,822	JPMorgan Core Plus Bond Fund, Select Class Shares	23,139
1,005	JPMorgan Emerging Markets Debt Fund, Select Class Shares	7,711
372	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares	2,723
912	JPMorgan Floating Rate Income Fund, Select Class Shares	8,610
2,486	JPMorgan High Yield Fund, Select Class Shares	17,649
2,466	JPMorgan Inflation Managed Bond Fund, Select Class Shares	24,935
510	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	5,778
515	JPMorgan Unconstrained Debt Fund, Select Class Shares	4,993

	Total Fixed Income	177,722

	International Equity — 21.2%
4,142	JPMorgan Emerging Economies Fund, Select Class Shares	43,529
2,197	JPMorgan Emerging Markets Equity Fund, Select Class Shares	41,146
3,579	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	61,806
7,126	JPMorgan International Equity Fund, Select Class Shares	99,187
8,214	JPMorgan International Research Enhanced Equity Fund, Select Class Shares	128,222
2,874	JPMorgan International Unconstrained Equity Fund, Select Class Shares	47,187
2,983	JPMorgan Intrepid European Fund, Select Class Shares	70,696
809	JPMorgan Latin America Fund, Select Class Shares	8,809

	Total International Equity	500,582

	Money Market — 1.3%
30,513	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (l)	30,513

	U.S. Equity — 68.1%
1,007	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	24,665
2,577	JPMorgan Equity Income Fund, Select Class Shares	33,629
7,477	JPMorgan Intrepid America Fund, Select Class Shares	267,007
3,561	JPMorgan Intrepid Growth Fund, Select Class Shares	137,560
3,431	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	71,048
5,345	JPMorgan Large Cap Growth Fund, Select Class Shares (a)	185,198
16,432	JPMorgan Large Cap Value Fund, Select Class Shares	223,800
10,924	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	130,435
583	JPMorgan Mid Cap Growth Fund, Select Class Shares (a)	16,269
2,420	JPMorgan Small Cap Value Fund, Select Class Shares	60,372
1,449	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	24,555
22,280	JPMorgan U.S. Equity Fund, Select Class Shares	302,336
3,504	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	96,047
1,345	JPMorgan Value Advantage Fund, Select Class Shares	37,273

	Total U.S. Equity	1,610,194

	Total Investments — 100.0% (Cost $1,878,354)	2,364,276
	Liabilities in Excess of Other Assets — 0.0% (g)	(153)

	NET ASSETS — 100.0%	$2,364,123

Percentages indicated are based on net assets.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	–	Non-income producing security.
(b)	–	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	–	Amount rounds to less than 0.1%.
(l)	–	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$546,983
Aggregate gross unrealized depreciation	(61,061)

Net unrealized appreciation/depreciation	$485,922

Federal income tax cost of investments	$1,878,354

A. Valuation of Investments —The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,364,276	$—	$—	$2,364,276

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOIs. Please refer to the SOIs for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.5%
	Consumer Discretionary — 22.9%
	Auto Components — 1.3%
2,452	Delphi Automotive plc, (United Kingdom)	186,473

	Automobiles — 1.6%
953	Tesla Motors, Inc. (a)	236,676

	Hotels, Restaurants & Leisure — 3.3%
230	Chipotle Mexican Grill, Inc. (a)	165,586
5,482	Starbucks Corp.	311,590

		477,176

	Household Durables — 0.3%
302	Whirlpool Corp.	44,428

	Internet & Catalog Retail — 7.3%
1,041	Amazon.com, Inc. (a)	532,693
3,194	Netflix, Inc. (a)	329,823
174	Priceline Group, Inc. (The) (a)	215,708

		1,078,224

	Media — 4.6%
6,812	Comcast Corp., Class A	387,444
3,622	Liberty Global plc, (United Kingdom), Series C (a)	148,570
1,960	Time Warner, Inc.	134,764

		670,778

	Specialty Retail — 4.5%
5,730	Home Depot, Inc. (The)	661,711

	Total Consumer Discretionary	3,355,466

	Consumer Staples — 6.5%
	Beverages — 1.3%
730	Constellation Brands, Inc., Class A	91,441
780	Monster Beverage Corp. (a)	105,355

		196,796

	Food & Staples Retailing — 3.5%
1,417	Costco Wholesale Corp.	204,827
2,373	CVS Health Corp.	228,966
877	Walgreens Boots Alliance, Inc.	72,862

		506,655

	Food Products — 0.1%
254	Keurig Green Mountain, Inc.	13,233

	Household Products — 0.5%
1,233	Colgate-Palmolive Co.	78,265

	Tobacco — 1.1%
3,735	Reynolds American, Inc.	165,327

	Total Consumer Staples	960,276

	Energy — 0.5%
	Oil, Gas & Consumable Fuels — 0.5%
1,593	Marathon Petroleum Corp.	73,794
37	Pioneer Natural Resources Co.	4,489

	Total Energy	78,283

	Financials — 2.9%
	Capital Markets — 1.4%
44	Affiliated Managers Group, Inc. (a)	7,575
206	BlackRock, Inc.	61,368
4,309	TD Ameritrade Holding Corp.	137,182

		206,125

	Diversified Financial Services — 1.5%
2,289	Moody’s Corp.	224,731

	Total Financials	430,856

	Health Care — 22.2%
	Biotechnology — 14.7%
430	Alexion Pharmaceuticals, Inc. (a)	67,248
32	Biogen, Inc. (a)	9,192
1,382	BioMarin Pharmaceutical, Inc. (a)	145,542
4,533	Celgene Corp. (a)	490,345
3,960	Gilead Sciences, Inc.	388,813
1,516	Incyte Corp. (a)	167,227
1,303	Regeneron Pharmaceuticals, Inc. (a)	606,031
2,809	Vertex Pharmaceuticals, Inc. (a)	292,477

		2,166,875

	Health Care Providers & Services — 3.1%
2,427	AmerisourceBergen Corp.	230,522
1,191	McKesson Corp.	220,371

		450,893

	Life Sciences Tools & Services — 1.1%
896	Illumina, Inc. (a)	157,552

	Pharmaceuticals — 3.3%
2,723	Valeant Pharmaceuticals International, Inc. (a)	485,800

	Total Health Care	3,261,120

	Industrials — 5.4%
	Aerospace & Defense — 2.3%
2,400	Honeywell International, Inc.	227,228
656	Northrop Grumman Corp.	108,780

		336,008

	Airlines — 2.0%
6,544	Delta Air Lines, Inc.	293,625

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Industrial Conglomerates — 0.6%
531	Roper Technologies, Inc.	83,129

	Road & Rail — 0.5%
818	Kansas City Southern	74,367

	Total Industrials	787,129

	Information Technology — 30.4%
	Electronic Equipment, Instruments & Components — 0.8%
2,378	Amphenol Corp., Class A	121,172

	Internet Software & Services — 10.0%
135	Baidu, Inc., (China), ADR (a)	18,564
8,530	Facebook, Inc., Class A (a)	766,856
950	Google, Inc., Class C (a)	577,733
570	LinkedIn Corp., Class A (a)	108,412

		1,471,565

	IT Services — 7.8%
227	Alliance Data Systems Corp. (a)	58,685
6,181	MasterCard, Inc., Class A	557,050
7,599	Visa, Inc., Class A	529,311

		1,145,046

	Semiconductors & Semiconductor Equipment — 3.7%
304	ARM Holdings plc, (United Kingdom), ADR	13,157
862	ASML Holding N.V., (Netherlands)	75,872
2,676	Avago Technologies Ltd., (Singapore)	334,489
1,437	Micron Technology, Inc. (a)	21,528
1,185	NXP Semiconductors N.V., (Netherlands) (a)	103,134

		548,180

	Software — 3.5%
2,961	Adobe Systems, Inc. (a)	243,445
3,419	salesforce.com, Inc. (a)	237,367
452	Splunk, Inc. (a)	25,041

		505,853

	Technology Hardware, Storage & Peripherals — 4.6%
6,081	Apple, Inc.	670,689

	Total Information Technology	4,462,505

	Materials — 4.7%
	Chemicals — 4.7%
1,081	Ecolab, Inc.	118,651
2,168	LyondellBasell Industries N.V., Class A	180,683
1,440	PPG Industries, Inc.	126,239
1,175	Sherwin-Williams Co. (The)	261,655

	Total Materials	687,228

	Total Common Stocks (Cost $9,392,331)	14,022,863

Short-Term Investment — 5.0%
	Investment Company — 5.0%
737,107	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $737,107)	737,107

	Total Investments — 100.5% (Cost $10,129,438)	14,759,970
	Liabilities in Excess of Other Assets — (0.5)%	(73,362)

	NET ASSETS — 100.0%	$14,686,608

Percentages indicated are based on net assets.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,751,945
Aggregate gross unrealized depreciation	(121,413)

Net unrealized appreciation/depreciation	$4,630,532

Federal income tax cost of investments	$10,129,438

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$14,759,970	$—	$—	$14,759,970

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.0%
	Consumer Discretionary — 19.8%
	Auto Components — 0.2%
25	Tenneco, Inc. (a)	1,140

	Automobiles — 4.8%
795	Ford Motor Co.	10,784
775	General Motors Co.	23,272

		34,056

	Hotels, Restaurants & Leisure — 2.8%
203	Carnival Corp.	10,094
106	Royal Caribbean Cruises Ltd.	9,452

		19,546

	Household Durables — 4.4%
45	D.R. Horton, Inc.	1,315
128	Harman International Industries, Inc.	12,306
506	PulteGroup, Inc.	9,556
37	Taylor Morrison Home Corp., Class A (a)	692
199	Toll Brothers, Inc. (a)	6,797

		30,666

	Media — 2.3%
101	Comcast Corp., Class A	5,756
23	DISH Network Corp., Class A (a)	1,348
29	Time Warner, Inc.	1,966
58	Time, Inc.	1,098
232	Twenty-First Century Fox, Inc., Class A	6,254

		16,422

	Specialty Retail — 3.8%
71	AutoNation, Inc. (a)	4,125
28	Bed Bath & Beyond, Inc. (a)	1,597
535	Best Buy Co., Inc.	19,863
202	Pier 1 Imports, Inc.	1,392

		26,977

	Textiles, Apparel & Luxury Goods — 1.5%
70	PVH Corp.	7,125
29	Ralph Lauren Corp.	3,415

		10,540

	Total Consumer Discretionary	139,347

	Consumer Staples — 2.5%
	Food & Staples Retailing — 0.3%
21	CVS Health Corp.	1,997

	Food Products — 0.4%
56	Keurig Green Mountain, Inc.	2,920

	Household Products — 1.1%
102	Procter & Gamble Co. (The)	7,302

	Tobacco — 0.7%
65	Philip Morris International, Inc.	5,188

	Total Consumer Staples	17,407

	Energy — 9.2%
	Energy Equipment & Services — 0.5%
95	Halliburton Co.	3,344

	Oil, Gas & Consumable Fuels — 8.7%
202	Cabot Oil & Gas Corp.	4,420
161	Chevron Corp.	12,708
59	EQT Corp.	3,828
282	Exxon Mobil Corp.	20,973
248	Occidental Petroleum Corp.	16,425
53	Valero Energy Corp.	3,191

		61,545

	Total Energy	64,889

	Financials — 30.5%
	Banks — 12.5%
1,109	Bank of America Corp.	17,271
284	BB&T Corp.	10,117
527	Citigroup, Inc.	26,126
20	SVB Financial Group (a)	2,276
574	Wells Fargo & Co.	29,478
115	Zions Bancorporation	3,173

		88,441

	Capital Markets — 2.4%
119	Charles Schwab Corp. (The)	3,410
421	Morgan Stanley	13,252

		16,662

	Consumer Finance — 0.8%
99	Ally Financial, Inc. (a)	2,012
46	Capital One Financial Corp.	3,350

		5,362

	Diversified Financial Services — 1.9%
64	Berkshire Hathaway, Inc., Class B (a)	8,346
23	Intercontinental Exchange, Inc.	5,334

		13,680

	Insurance — 7.7%
192	ACE Ltd., (Switzerland)	19,889
57	Allstate Corp. (The)	3,331
64	Arthur J. Gallagher & Co.	2,638

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
52	Axis Capital Holdings Ltd., (Bermuda)	2,788
457	MetLife, Inc.	21,568
109	XL Group plc, (Ireland)	3,966

		54,180

	Real Estate Investment Trusts (REITs) — 5.1%
28	AvalonBay Communities, Inc.	4,842
54	DCT Industrial Trust, Inc.	1,811
343	DiamondRock Hospitality Co.	3,790
456	Host Hotels & Resorts, Inc.	7,213
160	Kimco Realty Corp.	3,899
49	LaSalle Hotel Properties	1,394
65	Liberty Property Trust	2,061
23	National Health Investors, Inc.	1,316
62	Outfront Media, Inc.	1,298
109	Prologis, Inc.	4,228
85	Silver Bay Realty Trust Corp.	1,361
26	SL Green Realty Corp.	2,791

		36,004

	Real Estate Management & Development — 0.1%
49	St. Joe Co. (The) (a)	930

	Total Financials	215,259

	Health Care — 13.2%
	Biotechnology — 0.2%
58	Baxalta, Inc.	1,825

	Health Care Equipment & Supplies — 1.9%
155	Abbott Laboratories	6,250
433	Boston Scientific Corp. (a)	7,103

		13,353

	Health Care Providers & Services — 4.3%
114	Aetna, Inc.	12,505
59	Humana, Inc.	10,477
39	McKesson Corp.	7,124

		30,106

	Life Sciences Tools & Services — 1.0%
56	Thermo Fisher Scientific, Inc.	6,856

	Pharmaceuticals — 5.8%
24	Allergan plc (a)	6,605
30	Bristol-Myers Squibb Co.	1,770
69	Johnson & Johnson	6,478
123	Merck & Co., Inc.	6,066
641	Pfizer, Inc.	20,118

		41,037

	Total Health Care	93,177

	Industrials — 6.0%
	Aerospace & Defense — 1.1%
39	L-3 Communications Holdings, Inc.	4,108
36	Raytheon Co.	3,900

		8,008

	Airlines — 3.0%
75	Delta Air Lines, Inc.	3,347
333	Southwest Airlines Co.	12,679
101	United Continental Holdings, Inc. (a)	5,332

		21,358

	Building Products — 0.4%
68	Owens Corning	2,850

	Electrical Equipment — 0.3%
45	Eaton Corp. plc	2,308

	Machinery — 0.6%
52	Allison Transmission Holdings, Inc.	1,377
52	SPX Corp.	623
52	SPX FLOW, Inc. (a)	1,801

		3,801

	Road & Rail — 0.6%
92	CSX Corp.	2,483
16	Kansas City Southern	1,409

		3,892

	Total Industrials	42,217

	Information Technology — 6.7%
	Communications Equipment — 0.5%
65	QUALCOMM, Inc.	3,482

	Electronic Equipment, Instruments & Components — 0.6%
74	TE Connectivity Ltd., (Switzerland)	4,414

	Semiconductors & Semiconductor Equipment — 4.1%
134	Applied Materials, Inc.	1,971
82	Avago Technologies Ltd., (Singapore)	10,201
172	Broadcom Corp., Class A	8,851
98	Lam Research Corp.	6,416
27	Qorvo, Inc. (a)	1,216

		28,655

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — 1.0%
164	Microsoft Corp.	7,241

	Technology Hardware, Storage & Peripherals — 0.5%
32	Apple, Inc.	3,540

	Total Information Technology	47,332

	Materials — 1.5%
	Chemicals — 0.7%
25	Albemarle Corp.	1,111
72	Axiall Corp.	1,133
40	Eastman Chemical Co.	2,615

		4,859

	Metals & Mining — 0.8%
618	Norsk Hydro ASA, (Norway), ADR	2,052
74	Nucor Corp.	2,790
59	United States Steel Corp.	612

		5,454

	Total Materials	10,313

	Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 1.6%
332	AT&T, Inc.	10,800

	Wireless Telecommunication Services — 0.7%
130	T-Mobile US, Inc. (a)	5,161

	Total Telecommunication Services	15,961

	Utilities — 4.3%
	Electric Utilities — 3.8%
127	Edison International	8,029
86	Exelon Corp.	2,539
84	NextEra Energy, Inc.	8,175
222	Xcel Energy, Inc.	7,843

		26,586

	Gas Utilities — 0.5%
183	Questar Corp.	3,558

	Total Utilities	30,144

	Total Common Stocks (Cost $644,081)	676,046

NUMBER OF WARRANTS
Warrant — 0.0% (g)
	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
36	Imperial Holdings, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (Cost $—)	—

SHARES
Short-Term Investment — 3.0%
	Investment Company — 3.0%
21,088	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $21,088)	21,088

	Total Investments — 99.0% (Cost $665,169)	697,134
	Other Assets in Excess of Liabilities — 1.0%	7,393

	NET ASSETS — 100.0%	$704,527

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depository Receipt.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%
(l)	—	The rate shown is the current yield as of September 30, 2015.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,802
Aggregate gross unrealized depreciation	(35,837)

Net unrealized appreciation/depreciation	$31,965

Federal income tax cost of investments	$665,169

A. Valuation of Investments —The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$139,347	$—	$—		$139,347
Consumer Staples	17,407	—	—		17,407
Energy	64,889	—	—		64,889
Financials	215,259	—	—		215,259
Health Care	93,177	—	—		93,177
Industrials	42,217	—	—		42,217
Information Technology	47,332	—	—		47,332
Materials	10,313	—	—		10,313
Telecommunication Services	15,961	—	—		15,961
Utilities	30,144	—	—		30,144

Total Common Stocks	676,046	—	—		676,046

Warrants
Financials	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	21,088	—	—		21,088

Total Investments in Securities	$697,134	$—	$—	(a)	$697,134

(a)	Value is zero.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.4%
	Consumer Discretionary — 12.6%
	Auto Components — 0.7%
248	Dana Holding Corp.	3,937
254	Gentex Corp.	3,938
5	Gentherm, Inc. (a)	229

		8,104

	Automobiles — 0.1%
26	Thor Industries, Inc.	1,349

	Distributors — 0.3%
117	LKQ Corp. (a)	3,321
47	VOXX International Corp. (a)	352

		3,673

	Diversified Consumer Services — 0.1%
64	Apollo Education Group, Inc. (a)	712
9	Capella Education Co.	449

		1,161

	Hotels, Restaurants & Leisure — 2.0%
51	Boyd Gaming Corp. (a)	834
42	Brinker International, Inc.	2,205
4	Buffalo Wild Wings, Inc. (a)	851
51	Cheesecake Factory, Inc. (The)	2,758
18	Cracker Barrel Old Country Store, Inc.	2,596
9	DineEquity, Inc.	799
8	Domino’s Pizza, Inc.	885
65	Jack in the Box, Inc.	4,985
17	Marriott Vacations Worldwide Corp.	1,133
7	Panera Bread Co., Class A (a)	1,315
8	Red Robin Gourmet Burgers, Inc. (a)	583
37	Ruby Tuesday, Inc. (a)	231
226	Ruth’s Hospitality Group, Inc.	3,668
36	Texas Roadhouse, Inc.	1,330

		24,173

	Household Durables — 2.2%
19	Helen of Troy Ltd., (Bermuda) (a)	1,678
16	iRobot Corp. (a)	456
183	Jarden Corp. (a)	8,948
51	KB Home	687
30	La-Z-Boy, Inc.	807
3	NVR, Inc. (a)	4,101
26	Ryland Group, Inc. (The)	1,075
35	Tempur Sealy International, Inc. (a)	2,493
90	Toll Brothers, Inc. (a)	3,092
26	Tupperware Brands Corp.	1,304
64	Universal Electronics, Inc. (a)	2,695

		27,336

	Internet & Catalog Retail — 0.1%
8	Blue Nile, Inc. (a)	267
19	HSN, Inc.	1,059
14	Nutrisystem, Inc.	371

		1,697

	Leisure Products — 0.5%
55	Brunswick Corp.	2,634
42	Callaway Golf Co.	352
12	Polaris Industries, Inc.	1,496
10	Sturm Ruger & Co., Inc.	575
37	Vista Outdoor, Inc. (a)	1,623

		6,680

	Media — 1.3%
67	AMC Networks, Inc., Class A (a)	4,917
2	Cable One, Inc. (a)	965
60	Cinemark Holdings, Inc.	1,946
48	E.W. Scripps Co. (The), Class A	840
27	John Wiley & Sons, Inc., Class A	1,359
128	Live Nation Entertainment, Inc. (a)	3,081
21	Meredith Corp.	913
15	Scholastic Corp.	596
63	Time, Inc.	1,196

		15,813

	Multiline Retail — 0.3%
34	Big Lots, Inc.	1,640
158	J.C. Penney Co., Inc. (a)	1,471

		3,111

	Specialty Retail — 3.9%
35	Aaron’s, Inc.	1,265
39	Abercrombie & Fitch Co., Class A	824
100	American Eagle Outfitters, Inc.	1,557
77	Ascena Retail Group, Inc. (a)	1,077
15	Barnes & Noble Education, Inc. (a)	193
24	Barnes & Noble, Inc.	291
78	Big 5 Sporting Goods Corp.	807
25	Caleres, Inc.	773
101	Cato Corp. (The), Class A	3,446
158	Chico’s FAS, Inc.	2,487
73	Children’s Place, Inc. (The)	4,189
89	Dick’s Sporting Goods, Inc.	4,411
30	Express, Inc. (a)	531
30	Finish Line, Inc. (The), Class A	587
81	Foot Locker, Inc.	5,798
15	Genesco, Inc. (a)	843
14	Group 1 Automotive, Inc.	1,171
38	Guess?, Inc.	812
10	Haverty Furniture Cos., Inc.	243
19	Kirkland’s, Inc.	417
34	Lithia Motors, Inc., Class A	3,689
41	Murphy USA, Inc. (a)	2,253

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
489	Office Depot, Inc. (a)	3,137
41	Outerwall, Inc.	2,333
30	Select Comfort Corp. (a)	665
10	Vitamin Shoppe, Inc. (a)	317
48	Williams-Sonoma, Inc.	3,672

		47,788

	Textiles, Apparel & Luxury Goods — 1.1%
39	Carter’s, Inc.	3,490
43	Crocs, Inc. (a)	553
22	Deckers Outdoor Corp. (a)	1,248
10	Movado Group, Inc.	266
60	Perry Ellis International, Inc. (a)	1,318
28	Skechers U.S.A., Inc., Class A (a)	3,730
47	Steven Madden Ltd. (a)	1,715
53	Wolverine World Wide, Inc.	1,138

		13,458

	Total Consumer Discretionary	154,343

	Consumer Staples — 3.7%
	Food & Staples Retailing — 0.7%
51	Andersons, Inc. (The)	1,741
23	Casey’s General Stores, Inc.	2,404
127	SpartanNash Co.	3,285
274	SUPERVALU, Inc. (a)	1,966

		9,396

	Food Products — 2.1%
7	B&G Foods, Inc.	246
7	Calavo Growers, Inc.	305
17	Cal-Maine Foods, Inc.	916
57	Darling Ingredients, Inc. (a)	645
58	Dean Foods Co.	956
74	Flowers Foods, Inc.	1,838
42	Hain Celestial Group, Inc. (The) (a)	2,151
84	Ingredion, Inc.	7,366
8	J&J Snack Foods Corp.	932
35	Post Holdings, Inc. (a)	2,092
53	Sanderson Farms, Inc.	3,636
19	Seneca Foods Corp., Class A (a)	489
99	WhiteWave Foods Co. (The) (a)	3,971

		25,543

	Household Products — 0.8%
123	Central Garden & Pet Co., Class A (a)	1,983
72	Church & Dwight Co., Inc.	6,023
37	Energizer Holdings, Inc.	1,449

		9,455

	Personal Products — 0.1%
237	Avon Products, Inc.	771
8	Medifast, Inc. (a)	213

		984

	Tobacco — 0.0% (g)
13	Universal Corp.	649

	Total Consumer Staples	46,027

	Energy — 3.3%
	Energy Equipment & Services — 1.4%
32	Atwood Oceanics, Inc.	479
18	Basic Energy Services, Inc. (a)	60
21	Bristow Group, Inc.	555
13	Dril-Quip, Inc. (a)	740
37	Exterran Holdings, Inc.	675
67	Gulf Island Fabrication, Inc.	705
236	Helix Energy Solutions Group, Inc. (a)	1,130
18	Hornbeck Offshore Services, Inc. (a)	246
645	ION Geophysical Corp. (a)	252
76	Matrix Service Co. (a)	1,711
164	Nabors Industries Ltd., (Bermuda)	1,546
55	Oceaneering International, Inc.	2,163
69	Oil States International, Inc. (a)	1,802
75	Patterson-UTI Energy, Inc.	980
35	Pioneer Energy Services Corp. (a)	73
73	Rowan Cos. plc, Class A	1,179
184	Superior Energy Services, Inc.	2,320
18	Tesco Corp.	127
30	Tidewater, Inc.	397
25	Unit Corp. (a)	278

		17,418

	Oil, Gas & Consumable Fuels — 1.9%
26	Bill Barrett Corp. (a)	87
170	California Resources Corp.	441
27	Carrizo Oil & Gas, Inc. (a)	810
8	Contango Oil & Gas Co. (a)	60
108	Denbury Resources, Inc.	263
31	Energen Corp.	1,551
65	Green Plains, Inc.	1,271
49	Gulfport Energy Corp. (a)	1,448
190	HollyFrontier Corp.	9,302
7	PDC Energy, Inc. (a)	387
40	SM Energy Co.	1,289
74	Stone Energy Corp. (a)	367
39	Western Refining, Inc.	1,721
44	World Fuel Services Corp.	1,592
319	WPX Energy, Inc. (a)	2,111

		22,700

	Total Energy	40,118

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Financials — 24.5%
	Banks — 6.6%
193	Associated Banc-Corp.	3,475
65	BancorpSouth, Inc.	1,546
39	Bank of Hawaii Corp.	2,491
33	Bank of the Ozarks, Inc.	1,450
10	Banner Corp.	484
46	BBCN Bancorp, Inc.	691
46	Boston Private Financial Holdings, Inc.	543
48	Cathay General Bancorp	1,439
20	City National Corp.	1,801
38	Columbia Banking System, Inc.	1,181
3	Commerce Bancshares, Inc.	118
25	Community Bank System, Inc.	928
51	CVB Financial Corp.	856
188	East West Bancorp, Inc.	7,217
31	First Financial Bancorp	592
43	First Midwest Bancorp, Inc.	760
11	First NBC Bank Holding Co. (a)	371
283	First Niagara Financial Group, Inc.	2,886
252	FirstMerit Corp.	4,448
35	FNB Corp.	457
124	Fulton Financial Corp.	1,502
48	Hancock Holding Co.	1,288
85	Hanmi Financial Corp.	2,134
25	Home BancShares, Inc.	1,023
12	Independent Bank Corp.	571
23	LegacyTexas Financial Group, Inc.	689
33	MB Financial, Inc.	1,066
21	NBT Bancorp, Inc.	566
12	Old National Bancorp	169
140	PacWest Bancorp	5,990
20	Pinnacle Financial Partners, Inc.	1,005
38	PrivateBancorp, Inc.	1,467
26	Prosperity Bancshares, Inc.	1,285
27	Signature Bank (a)	3,687
22	Simmons First National Corp., Class A	1,045
68	Sterling Bancorp	1,004
52	SVB Financial Group (a)	6,008
185	Synovus Financial Corp.	5,476
98	TCF Financial Corp.	1,478
12	Texas Capital Bancshares, Inc. (a)	603
7	Tompkins Financial Corp.	359
47	Trustmark Corp.	1,096
22	UMB Financial Corp.	1,133
180	Umpqua Holdings Corp.	2,939
25	United Community Banks, Inc.	511
51	Webster Financial Corp.	1,823
33	Wilshire Bancorp, Inc.	347
27	Wintrust Financial Corp.	1,465

		81,463

	Capital Markets — 2.2%
30	Eaton Vance Corp.	1,016
83	Evercore Partners, Inc., Class A	4,175
18	HFF, Inc., Class A	600
23	Investment Technology Group, Inc.	311
79	Janus Capital Group, Inc.	1,072
9	Piper Jaffray Cos. (a)	319
138	Raymond James Financial, Inc.	6,857
180	SEI Investments Co.	8,693
35	Stifel Financial Corp. (a)	1,462
4	Virtus Investment Partners, Inc.	442
49	Waddell & Reed Financial, Inc., Class A	1,691

		26,638

	Consumer Finance — 0.3%
33	Cash America International, Inc.	910
12	Encore Capital Group, Inc. (a)	462
5	First Cash Financial Services, Inc. (a)	189
26	Green Dot Corp., Class A (a)	449
236	SLM Corp. (a)	1,749

		3,759

	Diversified Financial Services — 1.0%
48	CBOE Holdings, Inc.	3,230
21	MarketAxess Holdings, Inc.	1,978
115	MSCI, Inc.	6,844

		12,052

	Insurance — 4.6%
9	Alleghany Corp. (a)	4,336
78	American Financial Group, Inc.	5,407
11	AMERISAFE, Inc.	523
23	Arthur J. Gallagher & Co.	949
96	Aspen Insurance Holdings Ltd., (Bermuda)	4,444
53	Brown & Brown, Inc.	1,639
46	Everest Re Group Ltd., (Bermuda)	8,019
155	First American Financial Corp.	6,040
80	Hanover Insurance Group, Inc. (The)	6,210
78	HCC Insurance Holdings, Inc.	6,052
7	Navigators Group, Inc. (The) (a)	573
171	Old Republic International Corp.	2,674
36	Reinsurance Group of America, Inc.	3,225
32	Selective Insurance Group, Inc.	1,009
6	StanCorp Financial Group, Inc.	653
11	Stewart Information Services Corp.	460
23	United Fire Group, Inc.	789

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
20	Universal Insurance Holdings, Inc.	579
53	W.R. Berkley Corp.	2,897

		56,478

	Real Estate Investment Trusts (REITs) — 8.8%
26	Acadia Realty Trust	780
37	Alexandria Real Estate Equities, Inc.	3,111
21	American Assets Trust, Inc.	866
60	American Campus Communities, Inc.	2,191
260	BioMed Realty Trust, Inc.	5,204
25	Camden Property Trust	1,829
13	CareTrust REIT, Inc.	145
42	Cedar Realty Trust, Inc.	258
31	Chesapeake Lodging Trust	813
21	CoreSite Realty Corp.	1,096
43	Corporate Office Properties Trust	901
76	Corrections Corp. of America	2,243
145	Cousins Properties, Inc.	1,337
406	DiamondRock Hospitality Co.	4,489
185	Duke Realty Corp.	3,519
6	EastGroup Properties, Inc.	301
28	EPR Properties	1,419
36	Equity One, Inc.	866
61	Extra Space Storage, Inc.	4,712
12	Federal Realty Investment Trust	1,601
42	Franklin Street Properties Corp.	455
40	GEO Group, Inc. (The)	1,190
15	Getty Realty Corp.	245
23	Government Properties Income Trust	362
45	Healthcare Realty Trust, Inc.	1,125
77	Highwoods Properties, Inc.	2,976
29	Home Properties, Inc.	2,157
85	Hospitality Properties Trust	2,165
46	Inland Real Estate Corp.	369
91	Kilroy Realty Corp.	5,940
176	Kite Realty Group Trust	4,191
170	LaSalle Hotel Properties	4,832
67	Liberty Property Trust	2,111
51	Mack-Cali Realty Corp.	972
80	Medical Properties Trust, Inc.	882
87	Mid-America Apartment Communities, Inc.	7,108
13	Parkway Properties, Inc.	196
64	Post Properties, Inc.	3,754
83	Potlatch Corp.	2,384
11	PS Business Parks, Inc.	870
53	Regency Centers Corp.	3,272
51	Retail Opportunity Investments Corp.	839
7	Saul Centers, Inc.	361
109	Senior Housing Properties Trust	1,774
18	Sovran Self Storage, Inc.	1,686
108	Summit Hotel Properties, Inc.	1,254
55	Tanger Factory Outlet Centers, Inc.	1,804
78	Taubman Centers, Inc.	5,415
147	UDR, Inc.	5,081
7	Universal Health Realty Income Trust	340
14	Urstadt Biddle Properties, Inc., Class A	257
71	Weingarten Realty Investors	2,366
94	WP GLIMCHER, Inc.	1,096

		107,510

	Real Estate Management & Development — 0.8%
55	Alexander & Baldwin, Inc.	1,876
54	Jones Lang LaSalle, Inc.	7,826

		9,702

	Thrifts & Mortgage Finance — 0.2%
8	BofI Holding, Inc. (a)	1,031
50	New York Community Bancorp, Inc.	906
31	Provident Financial Services, Inc.	614
53	TrustCo Bank Corp.	309
18	Walker & Dunlop, Inc. (a)	459

		3,319

	Total Financials	300,921

	Health Care — 10.7%
	Biotechnology — 1.0%
99	Acorda Therapeutics, Inc. (a)	2,616
16	Emergent BioSolutions, Inc. (a)	453
177	Momenta Pharmaceuticals, Inc. (a)	2,903
45	United Therapeutics Corp. (a)	5,955

		11,927

	Health Care Equipment & Supplies — 4.0%
21	ABIOMED, Inc. (a)	1,985
45	Align Technology, Inc. (a)	2,537
16	CONMED Corp.	768
29	Cooper Cos., Inc. (The)	4,272
16	Cyberonics, Inc. (a)	948
51	Cynosure, Inc., Class A (a)	1,544
13	Greatbatch, Inc. (a)	747
94	Hill-Rom Holdings, Inc.	4,908
298	Hologic, Inc. (a)	11,669
21	ICU Medical, Inc. (a)	2,253
14	IDEXX Laboratories, Inc. (a)	1,002
87	Masimo Corp. (a)	3,369
19	Natus Medical, Inc. (a)	740
29	NuVasive, Inc. (a)	1,380
81	ResMed, Inc.	4,128
69	Sirona Dental Systems, Inc. (a)	6,394

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — continued
5	West Pharmaceutical Services, Inc.	271

		48,915

	Health Care Providers & Services — 3.6%
23	AMN Healthcare Services, Inc. (a)	689
27	Amsurg Corp. (a)	2,101
107	Centene Corp. (a)	5,801
118	Community Health Systems, Inc. (a)	5,034
45	Cross Country Healthcare, Inc. (a)	618
9	Ensign Group, Inc. (The)	400
84	Health Net, Inc. (a)	5,045
11	IPC Healthcare, Inc. (a)	847
83	Kindred Healthcare, Inc.	1,308
69	LifePoint Health, Inc. (a)	4,892
33	Magellan Health, Inc. (a)	1,850
15	MEDNAX, Inc. (a)	1,173
42	Molina Healthcare, Inc. (a)	2,898
105	PharMerica Corp. (a)	2,975
115	VCA, Inc. (a)	6,064
26	WellCare Health Plans, Inc. (a)	2,232

		43,927

	Health Care Technology — 0.3%
253	Allscripts Healthcare Solutions, Inc. (a)	3,131
19	Omnicell, Inc. (a)	592
25	Quality Systems, Inc.	316

		4,039

	Life Sciences Tools & Services — 1.0%
41	Affymetrix, Inc. (a)	353
12	Bio-Rad Laboratories, Inc., Class A (a)	1,612
47	Cambrex Corp. (a)	1,861
33	Charles River Laboratories International, Inc. (a)	2,121
16	Mettler-Toledo International, Inc. (a)	4,499
34	PAREXEL International Corp. (a)	2,089

		12,535

	Pharmaceuticals — 0.8%
24	Akorn, Inc. (a)	684
56	Catalent, Inc. (a)	1,353
40	Impax Laboratories, Inc. (a)	1,394
123	Medicines Co. (The) (a)	4,677
29	Prestige Brands Holdings, Inc. (a)	1,327

		9,435

	Total Health Care	130,778

	Industrials — 15.7%
	Aerospace & Defense — 1.9%
23	AAR Corp.	438
4	B/E Aerospace, Inc.	191
81	Cubic Corp.	3,405
35	Curtiss-Wright Corp.	2,160
71	Engility Holdings, Inc.	1,837
68	Huntington Ingalls Industries, Inc.	7,335
8	KLX, Inc. (a)	278
19	Moog, Inc., Class A (a)	1,015
54	Orbital ATK, Inc.	3,867
21	Teledyne Technologies, Inc. (a)	1,932
21	Triumph Group, Inc.	900

		23,358

	Air Freight & Logistics — 0.2%
42	Atlas Air Worldwide Holdings, Inc. (a)	1,455
20	Hub Group, Inc., Class A (a)	741

		2,196

	Airlines — 1.2%
89	Alaska Air Group, Inc.	7,106
33	Hawaiian Holdings, Inc. (a)	810
257	JetBlue Airways Corp. (a)	6,625

		14,541

	Building Products — 1.5%
115	A.O. Smith Corp.	7,504
46	American Woodmark Corp. (a)	2,997
18	Apogee Enterprises, Inc.	799
62	Fortune Brands Home & Security, Inc.	2,958
19	Gibraltar Industries, Inc. (a)	356
31	Lennox International, Inc.	3,565
11	Universal Forest Products, Inc.	645

		18,824

	Commercial Services & Supplies — 1.8%
148	ABM Industries, Inc.	4,039
53	Copart, Inc. (a)	1,754
32	Deluxe Corp.	1,769
20	Essendant, Inc.	647
10	Herman Miller, Inc.	293
25	HNI Corp.	1,067
88	Interface, Inc.	1,981
17	Matthews International Corp., Class A	821
349	R.R. Donnelley & Sons Co.	5,086
157	Tetra Tech, Inc.	3,821
11	Viad Corp.	329

		21,607

	Construction & Engineering — 1.2%
186	AECOM (a)	5,105
134	Aegion Corp. (a)	2,207
21	Comfort Systems USA, Inc.	582
19	Dycom Industries, Inc. (a)	1,404
83	EMCOR Group, Inc.	3,658
86	KBR, Inc.	1,431

		14,387

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electrical Equipment — 0.9%
15	AZZ, Inc.	706
57	EnerSys	3,055
122	General Cable Corp.	1,450
26	Hubbell, Inc., Class B	2,190
70	Regal Beloit Corp.	3,954

		11,355

	Industrial Conglomerates — 0.2%
35	Carlisle Cos., Inc.	3,087

	Machinery — 3.1%
49	AGCO Corp.	2,267
16	Albany International Corp., Class A	458
109	Barnes Group, Inc.	3,937
86	Crane Co.	3,991
36	Federal Signal Corp.	490
37	IDEX Corp.	2,667
123	ITT Corp.	4,106
16	John Bean Technologies Corp.	619
46	Kennametal, Inc.	1,137
17	Lincoln Electric Holdings, Inc.	870
9	Lydall, Inc. (a)	265
34	Mueller Industries, Inc.	1,000
24	Nordson Corp.	1,513
44	Oshkosh Corp.	1,589
23	SPX Corp.	271
23	SPX FLOW, Inc. (a)	781
7	Standex International Corp.	565
11	Tennant Co.	626
110	Terex Corp.	1,980
47	Timken Co. (The)	1,283
98	Trinity Industries, Inc.	2,217
59	Wabtec Corp.	5,206
6	Watts Water Technologies, Inc., Class A	343

		38,181

	Marine — 0.5%
149	Matson, Inc.	5,739

		—
	Professional Services — 1.9%
18	CEB, Inc.	1,256
21	FTI Consulting, Inc. (a)	887
45	Heidrick & Struggles International, Inc.	883
70	Insperity, Inc.	3,062
28	Korn/Ferry International	933
99	ManpowerGroup, Inc.	8,073
25	On Assignment, Inc. (a)	904
72	Resources Connection, Inc.	1,087
38	Towers Watson & Co., Class A	4,427
88	TrueBlue, Inc. (a)	1,981

		23,493

	Road & Rail — 0.8%
76	ArcBest Corp.	1,946
116	Con-way, Inc.	5,513
26	Landstar System, Inc.	1,642
8	Old Dominion Freight Line, Inc. (a)	476

		9,577

	Trading Companies & Distributors — 0.5%
25	Applied Industrial Technologies, Inc.	934
10	GATX Corp.	446
3	MSC Industrial Direct Co., Inc., Class A	202
65	NOW, Inc. (a)	954
42	Veritiv Corp. (a)	1,568
15	Watsco, Inc.	1,801

		5,905

	Total Industrials	192,250

	Information Technology — 16.1%
	Communications Equipment — 1.0%
32	ADTRAN, Inc.	461
77	ARRIS Group, Inc. (a)	1,994
31	Bel Fuse, Inc., Class B	607
70	Ciena Corp. (a)	1,442
8	Comtech Telecommunications Corp.	163
83	Digi International, Inc. (a)	982
52	Harmonic, Inc. (a)	302
20	InterDigital, Inc.	1,007
149	Ixia (a)	2,165
25	Lumentum Holdings, Inc. (a)	429
21	NETGEAR, Inc. (a)	599
134	Polycom, Inc. (a)	1,404

		11,555

	Electronic Equipment, Instruments & Components — 4.5%
140	Arrow Electronics, Inc. (a)	7,747
174	Avnet, Inc.	7,441
24	Belden, Inc.	1,117
181	Benchmark Electronics, Inc. (a)	3,948
101	Checkpoint Systems, Inc.	734
62	Coherent, Inc. (a)	3,408
8	DTS, Inc. (a)	211
15	Electro Scientific Industries, Inc.	68
82	Fabrinet, (Thailand) (a)	1,510
9	II-VI, Inc. (a)	139
90	Ingram Micro, Inc., Class A	2,459
138	Insight Enterprises, Inc. (a)	3,557

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electronic Equipment, Instruments & Components — continued
218	Jabil Circuit, Inc.	4,870
96	Keysight Technologies, Inc. (a)	2,955
13	Littelfuse, Inc.	1,167
21	Methode Electronics, Inc.	671
24	Newport Corp. (a)	328
11	OSI Systems, Inc. (a)	870
12	Park Electrochemical Corp.	216
19	Plexus Corp. (a)	721
17	Rofin-Sinar Technologies, Inc. (a)	432
9	Rogers Corp. (a)	490
92	Sanmina Corp. (a)	1,958
17	SYNNEX Corp.	1,412
19	Tech Data Corp. (a)	1,322
123	Trimble Navigation Ltd. (a)	2,017
82	Vishay Intertechnology, Inc.	799
29	Zebra Technologies Corp., Class A (a)	2,220

		54,787

	Internet Software & Services — 0.6%
94	Blucora, Inc. (a)	1,300
16	j2 Global, Inc.	1,141
139	Liquidity Services, Inc. (a)	1,030
15	LogMeIn, Inc. (a)	1,002
43	Monster Worldwide, Inc. (a)	278
20	NIC, Inc.	351
103	QuinStreet, Inc. (a)	573
48	Rackspace Hosting, Inc. (a)	1,189
8	Stamps.com, Inc. (a)	607

		7,471

	IT Services — 3.7%
156	Broadridge Financial Solutions, Inc.	8,657
53	CACI International, Inc., Class A (a)	3,921
8	Cardtronics, Inc. (a)	261
57	Convergys Corp.	1,312
55	CoreLogic, Inc. (a)	2,059
57	ExlService Holdings, Inc. (a)	2,115
77	Global Payments, Inc.	8,871
33	Heartland Payment Systems, Inc.	2,090
112	Leidos Holdings, Inc.	4,618
20	MAXIMUS, Inc.	1,162
32	NeuStar, Inc., Class A (a)	865
90	Science Applications International Corp.	3,619
124	Sykes Enterprises, Inc. (a)	3,151
32	VeriFone Systems, Inc. (a)	893
23	WEX, Inc. (a)	1,954

		45,548

	Semiconductors & Semiconductor Equipment — 1.7%
26	Advanced Energy Industries, Inc. (a)	676
268	Atmel Corp.	2,165
14	Cabot Microelectronics Corp. (a)	528
37	Cirrus Logic, Inc. (a)	1,180
101	Cohu, Inc.	1,000
20	Diodes, Inc. (a)	426
72	Fairchild Semiconductor International, Inc. (a)	1,005
83	Integrated Device Technology, Inc. (a)	1,681
299	Kulicke & Soffa Industries, Inc., (Singapore) (a)	2,742
80	Microsemi Corp. (a)	2,616
37	MKS Instruments, Inc.	1,230
30	Nanometrics, Inc. (a)	367
20	Rudolph Technologies, Inc. (a)	250
91	SunEdison, Inc. (a)	650
21	Synaptics, Inc. (a)	1,765
124	Teradyne, Inc.	2,240
15	Ultratech, Inc. (a)	248

		20,769

	Software — 3.9%
66	ACI Worldwide, Inc. (a)	1,398
3	ANSYS, Inc. (a)	247
19	Bottomline Technologies de, Inc. (a)	475
166	Cadence Design Systems, Inc. (a)	3,436
119	CDK Global, Inc.	5,681
25	CommVault Systems, Inc. (a)	832
19	EPIQ Systems, Inc.	244
20	Fair Isaac Corp.	1,728
101	Fortinet, Inc. (a)	4,295
29	Mentor Graphics Corp.	707
19	MicroStrategy, Inc., Class A (a)	3,665
153	Progress Software Corp. (a)	3,959
154	PTC, Inc. (a)	4,882
48	Rovi Corp. (a)	508
39	SolarWinds, Inc. (a)	1,533
40	Solera Holdings, Inc.	2,171
183	Synopsys, Inc. (a)	8,434
136	Take-Two Interactive Software, Inc. (a)	3,900

		48,095

	Technology Hardware, Storage & Peripherals — 0.7%
31	Diebold, Inc.	928
111	Lexmark International, Inc., Class A	3,230
210	NCR Corp. (a)	4,768

		8,926

	Total Information Technology	197,151

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Materials — 5.7%
	Chemicals — 2.9%
18	A Schulman, Inc.	600
64	Albemarle Corp.	2,832
59	Ashland, Inc.	5,974
34	Cabot Corp.	1,081
43	Cytec Industries, Inc.	3,181
144	FutureFuel Corp.	1,420
12	Innophos Holdings, Inc.	456
15	Innospec, Inc.	684
12	Koppers Holdings, Inc.	244
20	Kraton Performance Polymers, Inc. (a)	358
23	Minerals Technologies, Inc.	1,105
47	Olin Corp.	798
16	OM Group, Inc.	539
7	Quaker Chemical Corp.	571
132	RPM International, Inc.	5,529
79	Scotts Miracle-Gro Co. (The), Class A	4,829
65	Stepan Co.	2,687
43	Valspar Corp. (The)	3,095

		35,983

	Construction Materials — 0.1%
42	Headwaters, Inc. (a)	788

	Containers & Packaging — 0.9%
36	AptarGroup, Inc.	2,374
59	Bemis Co., Inc.	2,331
58	Packaging Corp. of America	3,468
38	Silgan Holdings, Inc.	1,969
37	Sonoco Products Co.	1,385

		11,527

	Metals & Mining — 1.2%
14	Carpenter Technology Corp.	420
188	Commercial Metals Co.	2,541
40	Globe Specialty Metals, Inc.	479
16	Kaiser Aluminum Corp.	1,257
98	Reliance Steel & Aluminum Co.	5,281
13	Royal Gold, Inc.	634
169	Steel Dynamics, Inc.	2,910
31	Worthington Industries, Inc.	827

		14,349

	Paper & Forest Products — 0.6%
74	Boise Cascade Co. (a)	1,854
37	Domtar Corp., (Canada)	1,333
46	KapStone Paper & Packaging Corp.	758
11	Neenah Paper, Inc.	635
25	PH Glatfelter Co.	432
63	Schweitzer-Mauduit International, Inc.	2,160

		7,172

	Total Materials	69,819

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.2%
50	8x8, Inc. (a)	412
105	General Communication, Inc., Class A (a)	1,814

		2,226

	Wireless Telecommunication Services — 0.4%
54	Spok Holdings, Inc.	882
159	Telephone & Data Systems, Inc.	3,976

		4,858

	Total Telecommunication Services	7,084

	Utilities — 4.5%
	Electric Utilities — 1.4%
50	El Paso Electric Co.	1,829
177	Great Plains Energy, Inc.	4,774
116	Hawaiian Electric Industries, Inc.	3,328
52	IDACORP, Inc.	3,382
81	OGE Energy Corp.	2,206
33	UIL Holdings Corp.	1,664

		17,183

	Gas Utilities — 2.0%
122	Atmos Energy Corp.	7,078
19	National Fuel Gas Co.	941
155	New Jersey Resources Corp.	4,656
100	Questar Corp.	1,943
30	Southwest Gas Corp.	1,770
222	UGI Corp.	7,726
5	WGL Holdings, Inc.	311

		24,425

	Multi-Utilities — 1.0%
65	Alliant Energy Corp.	3,776
53	Avista Corp.	1,763
6	Black Hills Corp.	254
79	MDU Resources Group, Inc.	1,357
23	NorthWestern Corp.	1,224
112	Vectren Corp.	4,700

		13,074

	Water Utilities — 0.1%
23	American States Water Co.	942

	Total Utilities	55,624

	Total Common Stocks (Cost $961,288)	1,194,115

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands except number of Futures contracts)

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE($)
Rights — 0.0% (g)
	Information Technology — 0.0% (g)
	Electronic Equipment, Instruments & Components — 0.0% (g)
18	Gerber Scientific, Inc., expiring (a) (Cost $–)	—	(h)

SHARES
Short-Term Investment — 2.4%
	Investment Company — 2.4%
29,219	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $29,219)	29,219

		—
	Total Investments — 99.8% (Cost $990,507)	1,223,334
	Other Assets in Excess of Liabilities — 0.2% (c)	2,409

	NET ASSETS — 100.0%	$1,225,743

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
71	E-mini Russell 2000	12/18/15	USD	$7,781	$(353)
172	S&P MID 400	12/18/15	USD	23,442	(709)

					$(1,062)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$307,619
Aggregate gross unrealized depreciation	(74,792)

Net unrealized appreciation/depreciation	$232,827

Federal income tax cost of investments	$990,507

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$154,343	$—	$—		$154,343
Consumer Staples	46,027	—	—		46,027
Energy	40,118	—	—		40,118
Financials	300,921	—	—		300,921
Health Care	130,778	—	—		130,778
Industrials	192,250	—	—		192,250
Information Technology	197,151	—	—		197,151
Materials	69,819	—	—		69,819
Telecommunication Services	7,084	—	—		7,084
Utilities	55,624	—	—		55,624

Total Common Stocks	1,194,115	—	—		1,194,115

Rights
Information Technology	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	29,219	—	—		29,219

Total Investments in Securities	$1,223,334	$—	$—	(a)	$1,223,334

Depreciation in Other Financial Instruments
Futures Contracts	$(1,062)	$—	$—		$(1,062)

(a)	Amount rounds to less than $1,000.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.4%
	Consumer Discretionary — 20.8%
	Automobiles — 1.0%
119	Tesla Motors, Inc. (a)	29,485

	Hotels, Restaurants & Leisure — 3.3%
2,177	Hilton Worldwide Holdings, Inc.	49,931
887	Norwegian Cruise Line Holdings Ltd. (a)	50,808

		100,739

	Household Durables — 3.2%
371	Mohawk Industries, Inc. (a)	67,499
815	Toll Brothers, Inc. (a)	27,895

		95,394

	Internet & Catalog Retail — 1.4%
269	Netflix, Inc. (a)	27,767
226	TripAdvisor, Inc. (a)	14,255

		42,022

	Multiline Retail — 2.9%
567	Big Lots, Inc.	27,152
848	Dollar General Corp.	61,436

		88,588

	Specialty Retail — 8.2%
775	GameStop Corp., Class A	31,934
652	GNC Holdings, Inc., Class A	26,362
177	O’Reilly Automotive, Inc. (a)	44,300
374	Tractor Supply Co.	31,544
351	Ulta Salon Cosmetics & Fragrance, Inc. (a)	57,336
965	Urban Outfitters, Inc. (a)	28,346
345	Williams-Sonoma, Inc.	26,371

		246,193

	Textiles, Apparel & Luxury Goods — 0.8%
827	Gildan Activewear, Inc., (Canada)	24,956

	Total Consumer Discretionary	627,377

	Consumer Staples — 2.8%
	Beverages — 1.9%
431	Monster Beverage Corp. (a)	58,205

	Food & Staples Retailing — 0.9%
1,206	Sprouts Farmers Market, Inc. (a)	25,444

	Total Consumer Staples	83,649

	Energy — 2.0%
	Oil, Gas & Consumable Fuels — 2.0%
413	Concho Resources, Inc. (a)	40,598
579	Range Resources Corp.	18,610

	Total Energy	59,208

	Financials — 10.8%
	Banks — 2.1%
584	East West Bancorp, Inc.	22,426
285	Signature Bank (a)	39,177

		61,603

	Capital Markets — 3.7%
252	Affiliated Managers Group, Inc. (a)	43,124
867	Lazard Ltd., (Bermuda), Class A	37,535
990	TD Ameritrade Holding Corp.	31,518

		112,177

	Diversified Financial Services — 2.8%
583	McGraw Hill Financial, Inc.	50,421
353	Moody’s Corp.	34,694

		85,115

	Real Estate Management & Development — 2.2%
2,056	CBRE Group, Inc., Class A (a)	65,789

	Total Financials	324,684

	Health Care — 15.1%
	Biotechnology — 2.7%
343	BioMarin Pharmaceutical, Inc. (a)	36,135
71	Incyte Corp. (a)	7,877
87	Intercept Pharmaceuticals, Inc. (a)	14,463
203	Vertex Pharmaceuticals, Inc. (a)	21,120

		79,595

	Health Care Equipment & Supplies — 1.4%
31	Insulet Corp. (a)	808
456	Sirona Dental Systems, Inc. (a)	42,563

		43,371

	Health Care Providers & Services — 5.8%
596	Acadia Healthcare Co., Inc. (a)	39,517
717	Brookdale Senior Living, Inc. (a)	16,464
1,321	Envision Healthcare Holdings, Inc. (a)	48,581
255	Humana, Inc.	45,577
744	Premier, Inc., Class A (a)	25,571

		175,710

	Health Care Technology — 1.2%
716	Inovalon Holdings, Inc., Class A (a)	14,914
893	Veeva Systems, Inc., Class A (a)	20,912

		35,826

	Life Sciences Tools & Services — 1.4%
238	Illumina, Inc. (a)	41,792

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — 2.6%
757	Horizon Pharma plc (a)	14,994
215	Jazz Pharmaceuticals plc, (Ireland) (a)	28,514
94	Perrigo Co. plc, (Ireland)	14,736
106	Valeant Pharmaceuticals International, Inc. (a)	18,873

		77,117

	Total Health Care	453,411

	Industrials — 16.4%
	Airlines — 2.1%
1,399	Delta Air Lines, Inc.	62,764

	Building Products — 3.7%
466	A.O. Smith Corp.	30,405
816	Fortune Brands Home & Security, Inc.	38,748
369	Lennox International, Inc.	41,796

		110,949

	Commercial Services & Supplies — 2.7%
327	Stericycle, Inc. (a)	45,495
768	Waste Connections, Inc.	37,290

		82,785

	Electrical Equipment — 2.7%
375	Acuity Brands, Inc.	65,913
357	SolarCity Corp. (a)	15,260

		81,173

	Industrial Conglomerates — 1.7%
572	Carlisle Cos., Inc.	49,990

	Machinery — 1.2%
334	Middleby Corp. (The) (a)	35,102

	Trading Companies & Distributors — 2.3%
1,119	HD Supply Holdings, Inc. (a)	32,011
329	Watsco, Inc.	39,004

		71,015

	Total Industrials	493,778

	Information Technology — 26.1%
	Communications Equipment — 4.7%
516	Arista Networks, Inc. (a)	31,556
1,320	Ciena Corp. (a)	27,340
627	Harris Corp.	45,880
219	Palo Alto Networks, Inc. (a)	37,633

		142,409

	Electronic Equipment, Instruments & Components — 2.7%
965	Amphenol Corp., Class A	49,166
357	Fitbit, Inc., Class A (a)	13,451
229	Zebra Technologies Corp., Class A (a)	17,492

		80,109

	Internet Software & Services — 1.7%
226	CoStar Group, Inc. (a)	39,042
547	Pandora Media, Inc. (a)	11,677

		50,719

	IT Services — 4.0%
191	Alliance Data Systems Corp. (a)	49,543
439	Gartner, Inc. (a)	36,845
1,220	VeriFone Systems, Inc. (a)	33,831

		120,219

	Semiconductors & Semiconductor Equipment — 5.8%
1,976	Applied Materials, Inc.	29,020
200	Avago Technologies Ltd., (Singapore)	25,052
376	Lam Research Corp.	24,558
756	NXP Semiconductors N.V., (Netherlands) (a)	65,781
357	Skyworks Solutions, Inc.	30,088

		174,499

	Software — 7.2%
810	Electronic Arts, Inc. (a)	54,871
683	Guidewire Software, Inc. (a)	35,896
609	Mobileye N.V., (Israel) (a)	27,679
497	ServiceNow, Inc. (a)	34,489
380	Splunk, Inc. (a)	21,028
214	Tableau Software, Inc., Class A (a)	17,049
383	Workday, Inc., Class A (a)	26,394

		217,406

	Total Information Technology	785,361

	Materials — 3.4%
	Chemicals — 1.6%
215	Sherwin-Williams Co. (The)	47,965

	Construction Materials — 1.8%
503	Eagle Materials, Inc.	34,429
245	Vulcan Materials Co.	21,818

		56,247

	Total Materials	104,212

	Total Common Stocks (Cost $2,528,805)	2,931,680

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.0%
	Investment Company — 3.0%
90,296	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $90,296)	90,296

	Total Investments — 100.4% (Cost $2,619,101)	3,021,976
	Liabilities in Excess of Other Assets — (0.4)%	(12,926)

	NET ASSETS — 100.0%	$3,009,050

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$535,691
Aggregate gross unrealized depreciation	(132,816)

Net unrealized appreciation/depreciation	$402,875

Federal income tax cost of investments	$2,619,101

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,021,976	$—	$—	$3,021,976

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 100.3% (j)
		Common Stocks — 86.5%
		Consumer Discretionary — 11.9%
		Auto Components — 0.4%
60		Dana Holding Corp.	958

		Diversified Consumer Services — 0.9%
74		ServiceMaster Global Holdings, Inc. (a)	2,470

		Hotels, Restaurants & Leisure — 2.1%
38		Darden Restaurants, Inc.	2,596
44		Restaurant Brands International, Inc., (Canada)	1,564
16		Vail Resorts, Inc.	1,646

			5,806

		Household Durables — 1.2%
1		NVR, Inc. (a)	915
52		PulteGroup, Inc.	976
41		Toll Brothers, Inc. (a)	1,405

			3,296

		Internet & Catalog Retail — 0.1%
116		Groupon, Inc. (a)	377

		Media — 1.1%
24		John Wiley & Sons, Inc., Class A	1,216
427		Sirius XM Holdings, Inc. (a)	1,597
9		Time, Inc.	172

			2,985

		Multiline Retail — 2.0%
16		Dillard’s, Inc., Class A	1,406
9		Kohl’s Corp.	418
22		Macy’s, Inc.	1,128
30		Target Corp.	2,391

			5,343

		Specialty Retail — 3.2%
66		Best Buy Co., Inc.	2,445
32		GameStop Corp., Class A	1,310
40		Lowe’s Cos., Inc.	2,788
184		Staples, Inc.	2,163

			8,706

		Textiles, Apparel & Luxury Goods — 0.9%
6		Carter’s, Inc.	526
33		Deckers Outdoor Corp. (a)	1,916

			2,442

		Total Consumer Discretionary	32,383

		Consumer Staples — 7.3%
		Beverages — 1.1%
37		Coca-Cola Enterprises, Inc.	1,800
14		Molson Coors Brewing Co., Class B	1,196

			2,996

		Food & Staples Retailing — 1.2%
69		Kroger Co. (The)	2,489
10		Walgreens Boots Alliance, Inc.	849

			3,338

		Food Products — 4.0%
67		Archer-Daniels-Midland Co.	2,789
34		Bunge Ltd.	2,525
30		Ingredion, Inc.	2,659
101		Pilgrim’s Pride Corp.	2,103
—	(h)	Seaboard Corp. (a)	693

			10,769

		Household Products — 0.3%
23		Energizer Holdings, Inc.	874

		Personal Products — 0.4%
105		Avon Products, Inc.	341
15		Herbalife Ltd. (a)	839

			1,180

		Tobacco — 0.3%
15		Reynolds American, Inc.	672

		Total Consumer Staples	19,829

		Energy — 4.1%
		Energy Equipment & Services — 1.9%
29		Cameron International Corp. (a)	1,780
108		Ensco plc, (United Kingdom), Class A	1,515
58		Superior Energy Services, Inc.	731
99		Transocean Ltd., (Switzerland)	1,275

			5,301

		Oil, Gas & Consumable Fuels — 2.2%
27		Devon Energy Corp.	996
23		Marathon Oil Corp.	357
92		Oasis Petroleum, Inc. (a)	800
10		Tesoro Corp.	928
29		Valero Energy Corp.	1,744
23		World Fuel Services Corp.	830
44		WPX Energy, Inc. (a)	290

			5,945

		Total Energy	11,246

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Common Stocks — continued
	Financials — 4.0%
	Banks — 0.7%
52	KeyCorp	681
39	Popular, Inc., (Puerto Rico)	1,181

		1,862

	Capital Markets — 1.1%
83	E*TRADE Financial Corp. (a)	2,198
26	NorthStar Asset Management Group, Inc.	373
23	WisdomTree Investments, Inc.	363

		2,934

	Consumer Finance — 0.2%
11	Springleaf Holdings, Inc. (a)	491

	Insurance — 0.5%
17	Prudential Financial, Inc.	1,301

	Real Estate Investment Trusts (REITs) — 1.2%
15	Equity Commonwealth (a)	414
172	NorthStar Realty Finance Corp.	2,122
28	RLJ Lodging Trust	701

		3,237

	Thrifts & Mortgage Finance — 0.3%
104	MGIC Investment Corp. (a)	964

	Total Financials	10,789

	Health Care — 11.5%
	Biotechnology — 2.2%
11	Amgen, Inc.	1,502
24	Gilead Sciences, Inc.	2,371
7	United Therapeutics Corp. (a)	969
12	Vertex Pharmaceuticals, Inc. (a)	1,258

		6,100

	Health Care Equipment & Supplies — 2.3%
25	Alere, Inc. (a)	1,203
72	Hologic, Inc. (a)	2,829
23	Stryker Corp.	2,181

		6,213

	Health Care Providers & Services — 6.1%
5	Aetna, Inc.	591
10	Anthem, Inc.	1,393
30	Cardinal Health, Inc.	2,318
4	Centene Corp. (a)	202
6	Cigna Corp.	773
15	Community Health Systems, Inc. (a)	644
33	Express Scripts Holding Co. (a)	2,704
32	Health Net, Inc. (a)	1,918
14	Humana, Inc.	2,452
23	LifePoint Health, Inc. (a)	1,611
7	McKesson Corp.	1,323
10	Molina Healthcare, Inc. (a)	656

		16,585

	Pharmaceuticals — 0.9%
79	Pfizer, Inc.	2,496

	Total Health Care	31,394

	Industrials — 15.8%
	Aerospace & Defense — 3.5%
60	BWX Technologies, Inc.	1,589
39	Curtiss-Wright Corp.	2,451
13	General Dynamics Corp.	1,811
13	Huntington Ingalls Industries, Inc.	1,406
5	Northrop Grumman Corp.	773
32	Spirit AeroSystems Holdings, Inc., Class A (a)	1,524

		9,554

	Air Freight & Logistics — 0.7%
35	Expeditors International of Washington, Inc.	1,643
2	FedEx Corp.	310

		1,953

	Airlines — 2.0%
46	Delta Air Lines, Inc.	2,075
68	Southwest Airlines Co.	2,576
13	United Continental Holdings, Inc. (a)	698

		5,349

	Commercial Services & Supplies — 1.5%
9	Cintas Corp.	797
24	KAR Auction Services, Inc.	865
73	Pitney Bowes, Inc.	1,446
70	R.R. Donnelley & Sons Co.	1,016

		4,124

	Construction & Engineering — 1.3%
96	AECOM (a)	2,634
56	KBR, Inc.	931

		3,565

	Machinery — 5.4%
21	AGCO Corp.	978
87	Allison Transmission Holdings, Inc.	2,333
48	Crane Co.	2,251
31	IDEX Corp.	2,207

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Common Stocks — continued
	Machinery — continued
34	Illinois Tool Works, Inc.	2,813
105	Terex Corp.	1,879
24	Valmont Industries, Inc.	2,253

		14,714

	Professional Services — 0.4%
9	Dun & Bradstreet Corp. (The)	911

	Road & Rail — 0.4%
18	Landstar System, Inc.	1,130

	Trading Companies & Distributors — 0.6%
35	WESCO International, Inc. (a)	1,613

	Total Industrials	42,913

	Information Technology — 23.3%
	Communications Equipment — 1.5%
258	Brocade Communications Systems, Inc.	2,682
31	Cisco Systems, Inc.	809
25	Juniper Networks, Inc.	653

		4,144

	Internet Software & Services — 2.7%
92	eBay, Inc. (a)	2,260
37	j2 Global, Inc.	2,634
35	VeriSign, Inc. (a)	2,436

		7,330

	IT Services — 7.7%
42	Amdocs Ltd.	2,393
42	Computer Sciences Corp.	2,606
70	CoreLogic, Inc. (a)	2,616
35	Euronet Worldwide, Inc. (a)	2,610
17	International Business Machines Corp.	2,533
58	Leidos Holdings, Inc.	2,382
54	PayPal Holdings, Inc. (a)	1,665
56	Teradata Corp. (a)	1,623
140	Western Union Co. (The)	2,570

		20,998

	Semiconductors & Semiconductor Equipment — 2.9%
55	Broadcom Corp., Class A	2,830
6	Lam Research Corp.	396
87	NVIDIA Corp.	2,141
140	Teradyne, Inc.	2,524

		7,891

	Software — 5.6%
39	Activision Blizzard, Inc.	1,218
25	Aspen Technology, Inc. (a)	942
23	Citrix Systems, Inc. (a)	1,607
19	Electronic Arts, Inc. (a)	1,286
18	Fortinet, Inc. (a)	762
64	King Digital Entertainment plc, (Ireland)	863
146	Nuance Communications, Inc. (a)	2,383
31	PTC, Inc. (a)	975
34	Rovi Corp. (a)	356
22	SolarWinds, Inc. (a)	856
10	SS&C Technologies Holdings, Inc.	665
85	Symantec Corp.	1,655
19	VMware, Inc., Class A (a)	1,487

		15,055

	Technology Hardware, Storage & Peripherals — 2.9%
26	Apple, Inc.	2,914
23	Hewlett-Packard Co.	588
55	NCR Corp. (a)	1,256
82	NetApp, Inc.	2,422
10	Western Digital Corp.	760

		7,940

	Total Information Technology	63,358

	Materials — 4.0%
	Chemicals — 1.1%
14	LyondellBasell Industries N.V., Class A	1,130
43	Mosaic Co. (The)	1,324
9	Scotts Miracle-Gro Co. (The), Class A	561

		3,015

	Containers & Packaging — 1.4%
57	Sealed Air Corp.	2,670
22	Silgan Holdings, Inc.	1,136

		3,806

	Metals & Mining — 0.5%
84	Steel Dynamics, Inc.	1,443

	Paper & Forest Products — 1.0%
66	Domtar Corp., (Canada)	2,362
7	International Paper Co.	279

		2,641

	Total Materials	10,905

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.4%
47	AT&T, Inc.	1,547

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Common Stocks — continued
	Diversified Telecommunication Services — continued
85	CenturyLink, Inc.	2,136

	Total Telecommunication Services	3,683

	Utilities — 3.2%
	Electric Utilities — 1.0%
41	Entergy Corp.	2,658

	Gas Utilities — 1.0%
75	UGI Corp.	2,608

	Independent Power & Renewable Electricity Producers — 0.6%
166	AES Corp.	1,630

	Multi-Utilities — 0.6%
42	Public Service Enterprise Group, Inc.	1,750

	Total Utilities	8,646

	Total Common Stocks (Cost $230,643)	235,146

Short-Term Investment — 13.8%
	Investment Company — 13.8%
37,530	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $37,530)	37,530

	Total Investments — 100.3% (Cost $268,173)	272,676
	Liabilities in Excess of Other Assets — (0.3)% (c)	(880)

	NET ASSETS — 100.0%	$271,796

Short Positions — 83.3%
	Common Stocks — 83.3%
	Consumer Discretionary — 10.4%
	Automobiles — 0.2%
3	Tesla Motors, Inc. (a)	646

	Distributors — 0.4%
38	LKQ Corp. (a)	1,066

	Hotels, Restaurants & Leisure — 2.6%
76	Aramark	2,250
7	McDonald’s Corp.	659
14	Panera Bread Co., Class A (a)	2,708
29	Wynn Resorts Ltd.	1,538

		7,155

	Household Durables — 0.5%
7	Mohawk Industries, Inc. (a)	1,327

	Internet & Catalog Retail — 0.2%
6	TripAdvisor, Inc. (a)	375

	Media — 1.1%
7	AMC Entertainment Holdings, Inc., Class A	172
6	Charter Communications, Inc., Class A (a)	972
104	DreamWorks Animation SKG, Inc., Class A (a)	1,820

		2,964

	Multiline Retail — 1.6%
33	Dollar Tree, Inc. (a)	2,221
31	Nordstrom, Inc.	2,223

		4,444

	Specialty Retail — 2.6%
51	Cabela’s, Inc. (a)	2,323
23	CarMax, Inc. (a)	1,342
19	Restoration Hardware Holdings, Inc. (a)	1,801
5	Signet Jewelers Ltd., (Bermuda)	670
11	Tractor Supply Co.	952

		7,088

	Textiles, Apparel & Luxury Goods — 1.2%
103	Kate Spade & Co. (a)	1,977
13	Under Armour, Inc., Class A (a)	1,304

		3,281

	Total Consumer Discretionary	28,346

	Consumer Staples — 8.0%
	Beverages — 2.2%
11	Boston Beer Co., Inc. (The), Class A (a)	2,212
26	Brown-Forman Corp., Class B	2,559
11	Constellation Brands, Inc., Class A	1,349

		6,120

	Food & Staples Retailing — 1.1%
33	Sprouts Farmers Market, Inc. (a)	695
48	United Natural Foods, Inc. (a)	2,313

		3,008

	Food Products — 3.4%
46	Hain Celestial Group, Inc. (The) (a)	2,361
22	Hershey Co. (The)	2,053
33	McCormick & Co., Inc. (Non-Voting)	2,684
51	WhiteWave Foods Co. (The) (a)	2,055

		9,153

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Common Stocks — continued
	Household Products — 0.4%
14	Procter & Gamble Co. (The)	979

	Personal Products — 0.9%
32	Estee Lauder Cos., Inc. (The), Class A	2,586

	Total Consumer Staples	21,846

	Energy — 4.0%
	Energy Equipment & Services — 0.6%
89	McDermott International, Inc. (a)	382
45	Patterson-UTI Energy, Inc.	592
49	RPC, Inc.	431
34	Seadrill Ltd., (Bermuda) (a)	200

		1,605

	Oil, Gas & Consumable Fuels — 3.4%
40	Cabot Oil & Gas Corp.	879
8	Chevron Corp.	637
71	Columbia Pipeline Group, Inc.	1,304
8	Concho Resources, Inc. (a)	786
160	CONSOL Energy, Inc.	1,569
28	Golar LNG Ltd., (Bermuda)	776
17	Kinder Morgan, Inc.	459
59	SM Energy Co.	1,889
31	Whiting Petroleum Corp. (a)	466
13	Williams Cos., Inc. (The)	495

		9,260

	Total Energy	10,865

	Financials — 5.0%
	Banks — 0.8%
132	People’s United Financial, Inc.	2,076

	Capital Markets — 1.5%
57	Artisan Partners Asset Management, Inc., Class A	2,016
22	Franklin Resources, Inc.	824
18	T. Rowe Price Group, Inc.	1,262

		4,102

	Insurance — 0.9%
3	Markel Corp. (a)	2,446

	Real Estate Investment Trusts (REITs) — 1.8%
60	Plum Creek Timber Co., Inc.	2,382
117	Rayonier, Inc.	2,577

		4,959

	Total Financials	13,583

	Health Care — 10.1%
	Biotechnology — 0.9%
6	Alnylam Pharmaceuticals, Inc. (a)	519
28	Cepheid, Inc. (a)	1,269
2	Regeneron Pharmaceuticals, Inc. (a)	744

		2,532

	Health Care Equipment & Supplies — 0.9%
16	Cooper Cos., Inc. (The)	2,378

	Health Care Providers & Services — 4.2%
33	Acadia Healthcare Co., Inc. (a)	2,184
18	Brookdale Senior Living, Inc. (a)	411
46	Envision Healthcare Holdings, Inc. (a)	1,697
5	Henry Schein, Inc. (a)	720
52	Patterson Cos., Inc.	2,267
41	Team Health Holdings, Inc. (a)	2,192
54	Tenet Healthcare Corp. (a)	2,008

		11,479

	Health Care Technology — 0.6%
12	athenahealth, Inc. (a)	1,557

	Life Sciences Tools & Services — 0.7%
21	Bio-Techne Corp.	1,951

	Pharmaceuticals — 2.8%
64	Akorn, Inc. (a)	1,819
52	Catalent, Inc. (a)	1,267
25	Eli Lilly & Co.	2,067
57	Zoetis, Inc.	2,345

		7,498

	Total Health Care	27,395

	Industrials — 18.3%
	Aerospace & Defense — 1.8%
54	B/E Aerospace, Inc.	2,354
55	Hexcel Corp.	2,460

		4,814

	Airlines — 0.5%
10	Copa Holdings S.A., (Panama), Class A	429
19	Spirit Airlines, Inc. (a)	903

		1,332

	Building Products — 2.0%
50	Armstrong World Industries, Inc. (a)	2,394
51	Fortune Brands Home & Security, Inc.	2,429
17	Owens Corning	703

		5,526

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Common Stocks — continued
	Commercial Services & Supplies — 3.2%
58	Covanta Holding Corp.	1,018
58	Republic Services, Inc.	2,370
21	Stericycle, Inc. (a)	2,881
53	Waste Connections, Inc.	2,555

		8,824

	Construction & Engineering — 0.9%
106	Quanta Services, Inc. (a)	2,578

	Electrical Equipment — 0.3%
17	SolarCity Corp. (a)	710

	Machinery — 3.5%
50	CLARCOR, Inc.	2,402
83	Donaldson Co., Inc.	2,338
13	Graco, Inc.	885
12	Nordson Corp.	771
62	Oshkosh Corp.	2,255
8	Wabtec Corp.	729

		9,380

	Marine — 0.2%
9	Kirby Corp. (a)	579

	Professional Services — 0.2%
7	Verisk Analytics, Inc. (a)	484

	Road & Rail — 3.0%
15	Genesee & Wyoming, Inc., Class A (a)	878
65	Hertz Global Holdings, Inc. (a)	1,092
36	J.B. Hunt Transport Services, Inc.	2,599
24	Kansas City Southern	2,149
18	Ryder System, Inc.	1,343

		8,061

	Trading Companies & Distributors — 2.7%
66	Fastenal Co.	2,424
40	MSC Industrial Direct Co., Inc., Class A	2,414
12	W.W. Grainger, Inc.	2,558

		7,396

	Total Industrials	49,684

	Information Technology — 19.7%
	Communications Equipment — 1.0%
44	ViaSat, Inc. (a)	2,803

	Electronic Equipment, Instruments & Components — 2.7%
35	Amphenol Corp., Class A	1,801
119	Knowles Corp. (a)	2,196
24	National Instruments Corp.	680
113	Trimble Navigation Ltd. (a)	1,859
9	Zebra Technologies Corp., Class A (a)	712

		7,248

	Internet Software & Services — 5.0%
13	Akamai Technologies, Inc. (a)	913
14	CoStar Group, Inc. (a)	2,401
11	Facebook, Inc., Class A (a)	1,027
9	LinkedIn Corp., Class A (a)	1,787
99	Pandora Media, Inc. (a)	2,111
40	Rackspace Hosting, Inc. (a)	976
90	Twitter, Inc. (a)	2,425
53	Yelp, Inc. (a)	1,154
28	Zillow Group, Inc., Class A (a)	802

		13,596

	IT Services — 5.1%
19	DST Systems, Inc.	2,042
36	Fidelity National Information Services, Inc.	2,388
17	FleetCor Technologies, Inc. (a)	2,343
35	Jack Henry & Associates, Inc.	2,421
33	MAXIMUS, Inc.	1,954
54	Paychex, Inc.	2,572

		13,720

	Semiconductors & Semiconductor Equipment — 1.4%
36	Cavium, Inc. (a)	2,211
16	Cree, Inc. (a)	394
114	Cypress Semiconductor Corp. (a)	968
30	SunEdison, Inc. (a)	213

		3,786

	Software — 4.1%
29	Autodesk, Inc. (a)	1,267
53	CommVault Systems, Inc. (a)	1,785
21	Manhattan Associates, Inc. (a)	1,338
28	NetSuite, Inc. (a)	2,319
26	Splunk, Inc. (a)	1,432
15	Ultimate Software Group, Inc. (The) (a)	2,640
3	Workday, Inc., Class A (a)	189
119	Zynga, Inc., Class A (a)	272

		11,242

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Common Stocks — continued
	Technology Hardware, Storage & Peripherals — 0.4%
43	Stratasys Ltd. (a)	1,143

	Total Information Technology	53,538

	Materials — 3.4%
	Chemicals — 2.7%
20	Air Products & Chemicals, Inc.	2,598
59	FMC Corp.	1,993
26	Praxair, Inc.	2,691

		7,282

	Metals & Mining — 0.7%
26	Carpenter Technology Corp.	764
29	Freeport-McMoRan, Inc.	281
36	Southern Copper Corp., (Peru)	959

		2,004

	Total Materials	9,286

	Telecommunication Services — 1.3%
	Wireless Telecommunication Services — 1.3%
426	Sprint Corp. (a)	1,637
34	Telephone & Data Systems, Inc.	845
29	United States Cellular Corp. (a)	1,034

	Total Telecommunication Services	3,516

	Utilities — 3.1%
	Electric Utilities — 1.4%
66	Pepco Holdings, Inc.	1,594
49	Southern Co. (The)	2,179

		3,773

	Independent Power & Renewable Electricity Producers — 0.6%
52	Dynegy, Inc. (a)	1,072
42	TerraForm Power, Inc., Class A (a)	592

		1,664

	Multi-Utilities — 1.1%
41	Dominion Resources, Inc.	2,915

	Total Utilities	8,352

	Total Securities Sold Short (Proceeds $257,667)	$226,411

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(31)	E-mini S&P 500	12/18/15	USD	$(2,959)	$15
(43)	S&P Mid Cap 400	12/18/15	USD	(5,860)	79

					$94

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of September 30, 2015.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,409
Aggregate gross unrealized depreciation	(18,906)

Net unrealized appreciation/depreciation	$4,503

Federal income tax cost of investments	$268,173

A. Valuation of Investments —The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$272,676	$—	$—	$272,676

Total Liabilities for Securities Sold Short (a)	$(226,411)	$—	$—	$(226,411)

Appreciation in Other Financial Instruments
Futures Contracts	$94	$—	$—	$94

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.8%
	Consumer Discretionary — 14.8%
	Distributors — 1.7%
256	Pool Corp.	18,529

	Diversified Consumer Services — 1.5%
464	2U, Inc. (a)	16,660

	Hotels, Restaurants & Leisure — 2.1%
565	Boyd Gaming Corp. (a)	9,204
246	La Quinta Holdings, Inc. (a)	3,875
89	Vail Resorts, Inc.	9,361

		22,440

	Household Durables — 0.6%
496	TRI Pointe Group, Inc. (a)	6,494

	Internet & Catalog Retail — 1.9%
168	HomeAway, Inc. (a)	4,471
440	Wayfair, Inc., Class A (a)	15,440

		19,911

	Multiline Retail — 0.6%
404	Ollie’s Bargain Outlet Holdings, Inc. (a)	6,539

	Specialty Retail — 4.9%
501	Container Store Group, Inc. (The) (a)	7,049
164	Lithia Motors, Inc., Class A	17,706
262	Men’s Wearhouse, Inc. (The)	11,124
189	Penske Automotive Group, Inc.	9,151
213	Vitamin Shoppe, Inc. (a)	6,938

		51,968

	Textiles, Apparel & Luxury Goods — 1.5%
358	Kate Spade & Co. (a)	6,850
410	Wolverine World Wide, Inc.	8,868

		15,718

	Total Consumer Discretionary	158,259

	Consumer Staples — 1.7%
	Food Products — 1.7%
373	Diamond Foods, Inc. (a)	11,496
684	Freshpet, Inc. (a)	7,183

	Total Consumer Staples	18,679

	Energy — 1.7%
	Energy Equipment & Services — 0.5%
14	Dril-Quip, Inc. (a)	787
349	Forum Energy Technologies, Inc. (a)	4,260

		5,047

	Oil, Gas & Consumable Fuels — 1.2%
283	Delek U.S. Holdings, Inc.	7,838
545	Laredo Petroleum, Inc. (a)	5,140

		12,978

	Total Energy	18,025

	Financials — 9.4%
	Banks — 2.7%
270	PrivateBancorp, Inc.	10,338
72	Signature Bank (a)	9,944
171	Texas Capital Bancshares, Inc. (a)	8,975

		29,257

	Capital Markets — 2.4%
135	Evercore Partners, Inc., Class A	6,789
433	Financial Engines, Inc.	12,759
891	PennantPark Investment Corp.	5,766

		25,314

	Insurance — 0.9%
162	AmTrust Financial Services, Inc.	10,191

	Real Estate Investment Trusts (REITs) — 1.1%
220	CubeSmart	5,981
139	Highwoods Properties, Inc.	5,406

		11,387

	Real Estate Management & Development — 1.0%
285	RE/MAX Holdings, Inc., Class A	10,244

	Thrifts & Mortgage Finance — 1.3%
111	BofI Holding, Inc. (a)	14,274

	Total Financials	100,667

	Health Care — 24.6%
	Biotechnology — 10.6%
256	ACADIA Pharmaceuticals, Inc. (a)	8,470
183	Acceleron Pharma, Inc. (a)	4,545
41	Anacor Pharmaceuticals, Inc. (a)	4,866
534	Arrowhead Research Corp. (a)	3,078
238	Axovant Sciences Ltd., (Bermuda) (a)	3,078
175	Bellicum Pharmaceuticals, Inc. (a)	2,539
201	Chimerix, Inc. (a)	7,667
276	Coherus Biosciences, Inc. (a)	5,528
35	Esperion Therapeutics, Inc. (a)	816
236	Exact Sciences Corp. (a)	4,239
260	FibroGen, Inc. (a)	5,708
459	Halozyme Therapeutics, Inc. (a)	6,159
454	Ignyta, Inc. (a)	3,987
418	Insmed, Inc. (a)	7,765
121	Intrexon Corp. (a)	3,842

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
295	Invitae Corp. (a)	2,133
340	Keryx Biopharmaceuticals, Inc. (a)	1,198
151	Kite Pharma, Inc. (a)	8,432
74	NantKwest, Inc. (a)	844
244	Portola Pharmaceuticals, Inc. (a)	10,394
47	Puma Biotechnology, Inc. (a)	3,552
98	REGENXBIO, Inc. (a)	2,163
139	Sage Therapeutics, Inc. (a)	5,892
31	Ultragenyx Pharmaceutical, Inc. (a)	2,966
271	Versartis, Inc. (a)	3,128

		112,989

	Health Care Equipment & Supplies — 5.0%
993	GenMark Diagnostics, Inc. (a)	7,812
381	Insulet Corp. (a)	9,862
455	K2M Group Holdings, Inc. (a)	8,470
152	Nevro Corp. (a)	7,068
981	Novadaq Technologies, Inc., (Canada) (a)	10,233
859	Syneron Medical Ltd., (Israel) (a)	6,141
3,920	Unilife Corp. (a)	3,841

		53,427

	Health Care Providers & Services — 4.1%
232	Acadia Healthcare Co., Inc. (a)	15,365
324	Surgical Care Affiliates, Inc. (a)	10,584
57	Teladoc, Inc. (a)	1,274
194	WellCare Health Plans, Inc. (a)	16,726

		43,949

	Health Care Technology — 2.0%
411	Evolent Health, Inc., Class A (a)	6,566
604	Veeva Systems, Inc., Class A (a)	14,136

		20,702

	Life Sciences Tools & Services — 0.3%
429	Fluidigm Corp. (a)	3,479

	Pharmaceuticals — 2.6%
359	Horizon Pharma plc (a)	7,119
425	Nektar Therapeutics (a)	4,663
230	Revance Therapeutics, Inc. (a)	6,835
310	Sagent Pharmaceuticals, Inc. (a)	4,747
781	TherapeuticsMD, Inc. (a)	4,575

		27,939

	Total Health Care	262,485

	Industrials — 17.2%
	Aerospace & Defense — 2.0%
211	HEICO Corp.	10,336
253	Hexcel Corp.	11,360

		21,696

	Air Freight & Logistics — 0.4%
178	XPO Logistics, Inc. (a)	4,248

	Airlines — 0.6%
127	Spirit Airlines, Inc. (a)	6,013

	Building Products — 4.9%
276	Advanced Drainage Systems, Inc.	7,992
179	Caesarstone Sdot-Yam Ltd., (Israel)	5,440
136	Fortune Brands Home & Security, Inc.	6,432
138	Lennox International, Inc.	15,687
132	Masonite International Corp. (a)	7,969
271	Trex Co., Inc. (a)	9,039

		52,559

	Electrical Equipment — 2.6%
110	Acuity Brands, Inc.	19,393
85	SolarCity Corp. (a)	3,625
483	Sunrun, Inc. (a)	5,008

		28,026

	Industrial Conglomerates — 1.2%
141	Carlisle Cos., Inc.	12,281

	Machinery — 2.2%
127	Graco, Inc.	8,530
145	Middleby Corp. (The) (a)	15,273

		23,803

	Road & Rail — 0.7%
130	Old Dominion Freight Line, Inc. (a)	7,913

	Trading Companies & Distributors — 2.6%
381	Rush Enterprises, Inc., Class A (a)	9,220
153	Watsco, Inc.	18,085

		27,305

	Total Industrials	183,844

	Information Technology — 26.7%
	Communications Equipment — 1.8%
556	Ciena Corp. (a)	11,516
613	Ruckus Wireless, Inc. (a)	7,286

		18,802

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Internet Software & Services — 8.5%
200	Benefitfocus, Inc. (a)	6,261
293	Cornerstone OnDemand, Inc. (a)	9,663
85	CoStar Group, Inc. (a)	14,659
217	Demandware, Inc. (a)	11,206
406	Envestnet, Inc. (a)	12,176
372	GoDaddy, Inc., Class A (a)	9,387
341	GrubHub, Inc. (a)	8,298
314	Marketo, Inc. (a)	8,920
301	Shopify, Inc., (Canada), Class A (a)	10,596

		91,166

	Semiconductors & Semiconductor Equipment — 5.5%
173	Cavium, Inc. (a)	10,622
580	Inphi Corp. (a)	13,935
392	M/A-COM Technology Solutions Holdings, Inc. (a)	11,367
264	MKS Instruments, Inc.	8,858
280	Monolithic Power Systems, Inc.	14,341

		59,123

	Software — 9.8%
384	Barracuda Networks, Inc. (a)	5,982
280	Fleetmatics Group plc, (Ireland) (a)	13,767
148	Fortinet, Inc. (a)	6,269
339	Guidewire Software, Inc. (a)	17,829
153	HubSpot, Inc. (a)	7,080
203	Imperva, Inc. (a)	13,306
269	Proofpoint, Inc. (a)	16,232
626	RingCentral, Inc., Class A (a)	11,366
75	Tableau Software, Inc., Class A (a)	5,949
359	Zendesk, Inc. (a)	7,079

		104,859

	Technology Hardware, Storage & Peripherals — 1.1%
479	Nimble Storage, Inc. (a)	11,556

	Total Information Technology	285,506

	Materials — 1.2%
	Construction Materials — 1.2%
187	Eagle Materials, Inc.	12,803

	Telecommunication Services — 0.5%
	Wireless Telecommunication Services — 0.5%
590	Boingo Wireless, Inc. (a)	4,887

	Total Common Stocks (Cost $905,600)	1,045,155

Short-Term Investment — 2.9%
	Investment Company — 2.9%
30,999	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $30,999)	30,999

	Total Investments — 100.7% (Cost $936,599)	1,076,154
	Liabilities in Excess of Other Assets — (0.7)%	(7,152)

	NET ASSETS — 100.0%	$1,069,002

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$248,363
Aggregate gross unrealized depreciation	(108,808)

Net unrealized appreciation/depreciation	$139,555

Federal income tax cost of investments	$936,599

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,076,154	$—	$—	$1,076,154

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.4%
	Consumer Discretionary — 9.1%
	Auto Components — 1.5%
526	Cooper Tire & Rubber Co.	20,790
174	Dana Holding Corp.	2,755
180	Stoneridge, Inc. (a)	2,217

		25,762

	Distributors — 0.1%
100	VOXX International Corp. (a)	743

	Diversified Consumer Services — 1.3%
77	Ascent Capital Group, Inc., Class A (a)	2,108
101	Houghton Mifflin Harcourt Co. (a)	2,047
458	K12, Inc. (a)	5,696
776	Regis Corp. (a)	10,163
44	Steiner Leisure Ltd., (Bahamas) (a)	2,755

		22,769

	Hotels, Restaurants & Leisure — 1.7%
135	Bob Evans Farms, Inc.	5,857
66	Dave & Buster’s Entertainment, Inc. (a)	2,478
748	Isle of Capri Casinos, Inc. (a)	13,052
21	Jack in the Box, Inc.	1,625
72	Ruby Tuesday, Inc. (a)	447
308	Ruth’s Hospitality Group, Inc.	5,008
46	Speedway Motorsports, Inc.	832

		29,299

	Household Durables — 1.0%
115	CSS Industries, Inc.	3,037
221	KB Home	2,989
108	Leggett & Platt, Inc.	4,439
44	MDC Holdings, Inc.	1,144
31	NACCO Industries, Inc., Class A	1,469
78	Ryland Group, Inc. (The)	3,168

		16,246

	Internet & Catalog Retail — 0.4%
289	Liberty TripAdvisor Holdings, Inc., Class A (a)	6,405

	Leisure Products — 0.2%
70	MCBC Holdings, Inc. (a)	903
188	Nautilus, Inc. (a)	2,813

		3,716

	Media — 0.4%
204	Entercom Communications Corp., Class A (a)	2,077
10	Saga Communications, Inc., Class A	340
247	Time, Inc.	4,709
28	Townsquare Media, Inc., Class A (a)	271

		7,397

	Multiline Retail — 0.7%
141	Dillard’s, Inc., Class A	12,295
23	Ollie’s Bargain Outlet Holdings, Inc. (a)	364

		12,659

	Specialty Retail — 1.4%
33	Abercrombie & Fitch Co., Class A	695
23	Build-A-Bear Workshop, Inc. (a)	436
307	Children’s Place, Inc. (The)	17,676
247	Guess?, Inc.	5,274
38	Party City Holdco, Inc. (a)	604

		24,685

	Textiles, Apparel & Luxury Goods — 0.4%
298	Iconix Brand Group, Inc. (a)	4,025
80	Unifi, Inc. (a)	2,382

		6,407

	Total Consumer Discretionary	156,088

	Consumer Staples — 2.6%
	Food & Staples Retailing — 0.3%
205	Smart & Final Stores, Inc. (a)	3,224
96	SpartanNash Co.	2,468

		5,692

	Food Products — 0.8%
58	Blue Buffalo Pet Products, Inc. (a)	1,037
12	Farmer Bros Co. (a)	335
117	Fresh Del Monte Produce, Inc.	4,619
171	Pinnacle Foods, Inc.	7,153
6	Sanderson Farms, Inc.	404
10	Seneca Foods Corp., Class A (a)	269

		13,817

	Household Products — 0.6%
673	Central Garden & Pet Co., Class A (a)	10,844

	Tobacco — 0.9%
296	Universal Corp.	14,678

	Total Consumer Staples	45,031

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy — 3.7%
	Energy Equipment & Services — 1.6%
138	Atwood Oceanics, Inc.	2,041
102	Geospace Technologies Corp. (a)	1,410
409	Gulfmark Offshore, Inc., Class A	2,496
835	Helix Energy Solutions Group, Inc. (a)	4,001
2,881	Key Energy Services, Inc. (a)	1,354
957	North Atlantic Drilling Ltd., (Norway) (a)	737
350	Parker Drilling Co. (a)	919
1,479	Pioneer Energy Services Corp. (a)	3,106
137	SEACOR Holdings, Inc. (a)	8,170
301	Unit Corp. (a)	3,384

		27,618

	Oil, Gas & Consumable Fuels — 2.1%
5	Adams Resources & Energy, Inc.	197
104	Alon USA Energy, Inc.	1,874
337	Approach Resources, Inc. (a)	630
2,048	Bill Barrett Corp. (a)	6,757
241	Frontline Ltd., (Bermuda) (a)	649
422	Gastar Exploration, Inc. (a)	485
2,332	Halcon Resources Corp. (a)	1,236
261	Jones Energy, Inc., Class A (a)	1,251
960	Penn Virginia Corp. (a)	509
305	REX American Resources Corp. (a)	15,429
1,034	Rex Energy Corp. (a)	2,140
554	SandRidge Energy, Inc. (a)	149
522	Stone Energy Corp. (a)	2,588
666	Triangle Petroleum Corp. (a)	946
312	W&T Offshore, Inc.	936

		35,776

	Total Energy	63,394

	Financials — 40.6%
	Banks — 16.8%
122	1st Source Corp.	3,764
7	American National Bankshares, Inc.	164
73	BancFirst Corp.	4,581
423	BancorpSouth, Inc.	10,055
185	Bank of Hawaii Corp.	11,758
70	Banner Corp.	3,330
400	BBCN Bancorp, Inc.	6,008
263	Capital Bank Financial Corp., Class A (a)	7,947
94	Cascade Bancorp (a)	509
234	Cathay General Bancorp	6,996
564	Central Pacific Financial Corp.	11,817
9	Century Bancorp, Inc., Class A	379
82	Chemical Financial Corp.	2,646
22	Citizens & Northern Corp.	426
164	City Holding Co.	8,075
111	CoBiz Financial, Inc.	1,439
62	Columbia Banking System, Inc.	1,923
154	Community Bank System, Inc.	5,709
139	Community Trust Bancorp, Inc.	4,920
190	Customers Bancorp, Inc. (a)	4,888
14	East West Bancorp, Inc.	536
79	Financial Institutions, Inc.	1,953
34	First Bancorp	581
1,446	First BanCorp, (Puerto Rico) (a)	5,147
154	First Busey Corp.	3,052
9	First Citizens BancShares, Inc., Class A	2,124
1,414	First Commonwealth Financial Corp.	12,849
52	First Community Bancshares, Inc.	938
126	First Financial Bancorp	2,402
86	First Financial Bankshares, Inc.	2,724
103	First Interstate BancSystem, Inc., Class A	2,867
170	Flushing Financial Corp.	3,403
527	FNB Corp.	6,822
334	Fulton Financial Corp.	4,040
240	Glacier Bancorp, Inc.	6,339
42	Great Southern Bancorp, Inc.	1,801
30	Guaranty Bancorp	487
377	Hancock Holding Co.	10,185
61	Heartland Financial USA, Inc.	2,221
28	Heritage Financial Corp.	518
70	Lakeland Bancorp, Inc.	775
32	Lakeland Financial Corp.	1,422
189	MainSource Financial Group, Inc.	3,856
136	MB Financial, Inc.	4,423
67	Metro Bancorp, Inc.	1,960
53	National Penn Bancshares, Inc.	624
637	OFG Bancorp, (Puerto Rico)	5,564
89	Pacific Continental Corp.	1,181
176	PacWest Bancorp	7,539
20	Preferred Bank	629
22	Republic Bancorp, Inc., Class A	545
25	S&T Bancorp, Inc.	809

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
19	Sierra Bancorp	308
16	Simmons First National Corp., Class A	748
20	Southside Bancshares, Inc.	553
142	Southwest Bancorp, Inc.	2,322
65	State Bank Financial Corp.	1,346
151	Sterling Bancorp	2,245
14	Stock Yards Bancorp, Inc.	520
20	Suffolk Bancorp	535
499	TCF Financial Corp.	7,565
45	Tompkins Financial Corp.	2,385
29	TriState Capital Holdings, Inc. (a)	362
163	Trustmark Corp.	3,774
212	UMB Financial Corp.	10,767
668	Umpqua Holdings Corp.	10,887
468	Union Bankshares Corp.	11,227
86	Valley National Bancorp	843
43	Washington Trust Bancorp, Inc.	1,657
126	Webster Financial Corp.	4,504
17	WesBanco, Inc.	535
46	West Bancorporation, Inc.	862
400	Westamerica Bancorporation	17,785
18	Western Alliance Bancorp (a)	544
722	Wilshire Bancorp, Inc.	7,583

		287,507

	Capital Markets — 1.0%
117	Arlington Asset Investment Corp., Class A	1,638
274	BGC Partners, Inc., Class A	2,251
818	Cowen Group, Inc., Class A (a)	3,730
26	INTL. FCStone, Inc. (a)	630
238	Investment Technology Group, Inc.	3,174
76	Janus Capital Group, Inc.	1,029
63	Oppenheimer Holdings, Inc., Class A	1,269
98	Stifel Financial Corp. (a)	4,130

		17,851

	Consumer Finance — 0.5%
176	Cash America International, Inc.	4,934
125	Nelnet, Inc., Class A	4,316

		9,250

	Diversified Financial Services — 0.1%
56	Marlin Business Services Corp.	868

	Insurance — 5.0%
87	American Equity Investment Life Holding Co.	2,035
39	Arch Capital Group Ltd., (Bermuda) (a)	2,831
139	Argo Group International Holdings Ltd., (Bermuda)	7,883
1,077	CNO Financial Group, Inc.	20,249
13	Global Indemnity plc, (Ireland) (a)	340
83	Hallmark Financial Services (a)	950
265	Horace Mann Educators Corp.	8,807
44	Kemper Corp.	1,556
103	Maiden Holdings Ltd., (Bermuda)	1,435
40	Navigators Group, Inc. (The) (a)	3,150
123	Primerica, Inc.	5,544
199	ProAssurance Corp.	9,741
72	StanCorp Financial Group, Inc.	8,245
357	Symetra Financial Corp.	11,308
20	United Fire Group, Inc.	684

		84,758

	Real Estate Investment Trusts (REITs) — 13.6%
26	American Assets Trust, Inc.	1,062
2,636	Anworth Mortgage Asset Corp.	13,019
222	Apartment Investment & Management Co., Class A	8,226
178	Ashford Hospitality Prime, Inc.	2,502
740	Ashford Hospitality Trust, Inc.	4,515
1,226	Capstead Mortgage Corp.	12,129
474	CBL & Associates Properties, Inc.	6,519
310	Cedar Realty Trust, Inc.	1,925
547	Chambers Street Properties	3,549
325	CoreSite Realty Corp.	16,739
621	CubeSmart	16,895
50	CyrusOne, Inc.	1,620
2,290	CYS Investments, Inc.	16,623
539	DCT Industrial Trust, Inc.	18,144
360	DiamondRock Hospitality Co.	3,974
78	DuPont Fabros Technology, Inc.	2,029
99	Education Realty Trust, Inc.	3,263
85	EPR Properties	4,389
802	FelCor Lodging Trust, Inc.	5,669
142	First Industrial Realty Trust, Inc.	2,977
551	First Potomac Realty Trust	6,060
183	Franklin Street Properties Corp.	1,968
164	Getty Realty Corp.	2,591
82	Gladstone Commercial Corp.	1,163

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate Investment Trusts (REITs) — continued
387	Government Properties Income Trust	6,192
66	Highwoods Properties, Inc.	2,550
74	Home Properties, Inc.	5,554
180	Hospitality Properties Trust	4,597
90	LaSalle Hotel Properties	2,544
111	LTC Properties, Inc.	4,753
16	Mid-America Apartment Communities, Inc.	1,324
145	Pebblebrook Hotel Trust	5,140
339	Pennsylvania Real Estate Investment Trust	6,713
344	Potlatch Corp.	9,907
40	PS Business Parks, Inc.	3,191
1,067	RAIT Financial Trust	5,293
13	Saul Centers, Inc.	694
85	Strategic Hotels & Resorts, Inc. (a)	1,176
493	Sunstone Hotel Investors, Inc.	6,522
16	Taubman Centers, Inc.	1,071
88	Urstadt Biddle Properties, Inc., Class A	1,647
276	Washington Real Estate Investment Trust	6,878
7	WP GLIMCHER, Inc.	79

		233,375

	Real Estate Management & Development — 1.3%
231	Alexander & Baldwin, Inc.	7,944
526	Forestar Group, Inc. (a)	6,921
368	St. Joe Co. (The) (a)	7,047

		21,912

	Thrifts & Mortgage Finance — 2.3%
27	BankFinancial Corp.	337
382	Beneficial Bancorp, Inc. (a)	5,064
85	Brookline Bancorp, Inc.	861
304	Charter Financial Corp.	3,853
30	Fox Chase Bancorp, Inc.	528
22	Kearny Financial Corp.	256
139	Meridian Bancorp, Inc.	1,895
116	MGIC Investment Corp. (a)	1,077
686	Northfield Bancorp, Inc.	10,439
64	OceanFirst Financial Corp.	1,093
102	Oritani Financial Corp.	1,595
18	Territorial Bancorp, Inc.	466
109	United Financial Bancorp, Inc.	1,428
298	Walker & Dunlop, Inc. (a)	7,767
40	Waterstone Financial, Inc.	544
86	WSFS Financial Corp.	2,480

		39,683

	Total Financials	695,204

	Health Care — 4.6%
	Biotechnology — 0.9%
23	Agios Pharmaceuticals, Inc. (a)	1,631
8	Applied Genetic Technologies Corp. (a)	106
39	Ardelyx, Inc. (a)	669
9	Avalanche Biotechnologies, Inc. (a)	74
47	Cara Therapeutics, Inc. (a)	670
20	Dicerna Pharmaceuticals, Inc. (a)	161
15	Epizyme, Inc. (a)	190
1,271	Idera Pharmaceuticals, Inc. (a)	4,259
17	Immune Design Corp. (a)	204
51	Insmed, Inc. (a)	938
7	Karyopharm Therapeutics, Inc. (a)	70
13	Kite Pharma, Inc. (a)	702
17	MacroGenics, Inc. (a)	366
50	Radius Health, Inc. (a)	3,472
6	Sage Therapeutics, Inc. (a)	250
14	Ultragenyx Pharmaceutical, Inc. (a)	1,329
42	Verastem, Inc. (a)	75
17	Zafgen, Inc. (a)	534

		15,700

	Health Care Equipment & Supplies — 1.2%
45	Halyard Health, Inc. (a)	1,280
46	Inogen, Inc. (a)	2,209
151	Meridian Bioscience, Inc.	2,584
80	Orthofix International N.V., (Curacao) (a)	2,710
314	Quidel Corp. (a)	5,934
181	Rockwell Medical, Inc. (a)	1,399
225	SurModics, Inc. (a)	4,916

		21,032

	Health Care Providers & Services — 1.6%
41	Addus HomeCare Corp. (a)	1,280
58	Alliance HealthCare Services, Inc. (a)	561
142	Centene Corp. (a)	7,695
558	Cross Country Healthcare, Inc. (a)	7,597
30	Select Medical Holdings Corp.	327
285	Surgical Care Affiliates, Inc. (a)	9,314

		26,774

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Technology — 0.4%
345	MedAssets, Inc. (a)	6,929

	Life Sciences Tools & Services — 0.1%
115	Affymetrix, Inc. (a)	981

	Pharmaceuticals — 0.4%
96	Amphastar Pharmaceuticals, Inc. (a)	1,122
96	Medicines Co. (The) (a)	3,656
29	Revance Therapeutics, Inc. (a)	866
10	ZS Pharma, Inc. (a)	630

		6,274

	Total Health Care	77,690

	Industrials — 12.2%
	Aerospace & Defense — 1.1%
644	AAR Corp.	12,224
97	Moog, Inc., Class A (a)	5,267
18	National Presto Industries, Inc.	1,483

		18,974

	Air Freight & Logistics — 0.5%
236	Atlas Air Worldwide Holdings, Inc. (a)	8,170

	Airlines — 0.4%
95	Alaska Air Group, Inc.	7,508

	Building Products — 0.4%
382	Gibraltar Industries, Inc. (a)	7,002

	Commercial Services & Supplies — 1.9%
54	ABM Industries, Inc.	1,480
1,644	ACCO Brands Corp. (a)	11,624
95	Ennis, Inc.	1,641
283	Essendant, Inc.	9,187
63	HNI Corp.	2,694
327	Quad/Graphics, Inc.	3,958
130	West Corp.	2,914

		33,498

	Construction & Engineering — 1.7%
284	Argan, Inc.	9,849
159	Comfort Systems USA, Inc.	4,323
346	EMCOR Group, Inc.	15,293

		29,465

	Electrical Equipment — 0.2%
212	General Cable Corp.	2,518
159	LSI Industries, Inc.	1,345

		3,863

	Machinery — 2.4%
93	Accuride Corp. (a)	257
108	AGCO Corp.	5,018
304	Briggs & Stratton Corp.	5,865
413	Douglas Dynamics, Inc.	8,202
226	Federal Signal Corp.	3,094
73	Hurco Cos., Inc.	1,910
78	Hyster-Yale Materials Handling, Inc.	4,505
149	Kadant, Inc.	5,805
333	Mueller Water Products, Inc., Class A	2,549
209	Wabash National Corp. (a)	2,210
23	Watts Water Technologies, Inc., Class A	1,236

		40,651

	Marine — 0.7%
295	Matson, Inc.	11,339

	Professional Services — 1.9%
174	Barrett Business Services, Inc.	7,466
31	CRA International, Inc. (a)	673
444	FTI Consulting, Inc. (a)	18,435
185	RPX Corp. (a)	2,537
76	VSE Corp.	3,025

		32,136

	Road & Rail — 0.8%
5	AMERCO	2,007
243	ArcBest Corp.	6,262
57	PAM Transportation Services, Inc. (a)	1,868
181	USA Truck, Inc. (a)	3,126

		13,263

	Trading Companies & Distributors — 0.2%
59	DXP Enterprises, Inc. (a)	1,604
145	MRC Global, Inc. (a)	1,611

		3,215

	Total Industrials	209,084

	Information Technology — 11.7%
	Communications Equipment — 1.9%
236	Black Box Corp.	3,471
170	Comtech Telecommunications Corp.	3,502
75	Harmonic, Inc. (a)	433
249	InterDigital, Inc.	12,579
181	NETGEAR, Inc. (a)	5,271
774	Polycom, Inc. (a)	8,109

		33,365

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electronic Equipment, Instruments & Components — 2.3%
558	Benchmark Electronics, Inc. (a)	12,144
106	Checkpoint Systems, Inc.	769
72	Coherent, Inc. (a)	3,944
425	Insight Enterprises, Inc. (a)	10,976
312	Sanmina Corp. (a)	6,676
24	Tech Data Corp. (a)	1,651
316	Vishay Intertechnology, Inc.	3,065

		39,225

	Internet Software & Services — 1.1%
646	Bazaarvoice, Inc. (a)	2,914
52	Benefitfocus, Inc. (a)	1,615
419	Blucora, Inc. (a)	5,771
702	EarthLink Holdings Corp.	5,461
431	Monster Worldwide, Inc. (a)	2,768

		18,529

	IT Services — 1.4%
464	Convergys Corp.	10,723
69	Everi Holdings, Inc. (a)	354
39	EVERTEC, Inc., (Puerto Rico)	703
91	ModusLink Global Solutions, Inc. (a)	261
100	MoneyGram International, Inc. (a)	800
141	Sykes Enterprises, Inc. (a)	3,588
584	Unisys Corp. (a)	6,953

		23,382

	Semiconductors & Semiconductor Equipment — 2.4%
306	Advanced Energy Industries, Inc. (a)	8,048
845	Amkor Technology, Inc. (a)	3,794
427	Cohu, Inc.	4,212
942	Cypress Semiconductor Corp. (a)	8,030
431	Fairchild Semiconductor International, Inc. (a)	6,044
116	First Solar, Inc. (a)	4,976
75	IXYS Corp.	834
85	Ultra Clean Holdings, Inc. (a)	485
762	Xcerra Corp. (a)	4,788

		41,211

	Software — 2.6%
142	Aspen Technology, Inc. (a)	5,398
469	EnerNOC, Inc. (a)	3,704
72	Fair Isaac Corp.	6,101
963	Rovi Corp. (a)	10,105
678	Take-Two Interactive Software, Inc. (a)	19,467

		44,775

	Total Information Technology	200,487

	Materials — 3.1%
	Chemicals — 0.8%
549	Intrepid Potash, Inc. (a)	3,040
19	KMG Chemicals, Inc.	370
20	Minerals Technologies, Inc.	973
252	Olin Corp.	4,235
147	OM Group, Inc.	4,845
44	Tredegar Corp.	570

		14,033

	Containers & Packaging — 0.6%
713	Graphic Packaging Holding Co.	9,122
62	Myers Industries, Inc.	830

		9,952

	Metals & Mining — 0.9%
771	Cliffs Natural Resources, Inc.	1,881
411	Schnitzer Steel Industries, Inc., Class A	5,564
264	Worthington Industries, Inc.	6,993

		14,438

	Paper & Forest Products — 0.8%
143	Domtar Corp., (Canada)	5,109
19	PH Glatfelter Co.	332
247	Schweitzer-Mauduit International, Inc.	8,478

		13,919

	Total Materials	52,342

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
2,347	Cincinnati Bell, Inc. (a)	7,322
37	FairPoint Communications, Inc. (a)	572
237	Intelsat S.A., (Luxembourg) (a)	1,525
932	Vonage Holdings Corp. (a)	5,483
102	Windstream Holdings, Inc.	625

	Total Telecommunication Services	15,527

	Utilities — 6.9%
	Electric Utilities — 2.1%
336	El Paso Electric Co.	12,372
161	PNM Resources, Inc.	4,502

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electric Utilities — continued
432	Portland General Electric Co.	15,971
25	Spark Energy, Inc., Class A	405
58	Unitil Corp.	2,154

		35,404

	Gas Utilities — 2.2%
96	AGL Resources, Inc.	5,859
35	Chesapeake Utilities Corp.	1,834
201	Laclede Group, Inc. (The)	10,960
162	Northwest Natural Gas Co.	7,412
52	Piedmont Natural Gas Co., Inc.	2,068
170	Southwest Gas Corp.	9,909

		38,042

	Independent Power & Renewable Electricity Producers — 0.5%
2,285	Atlantic Power Corp.	4,250
131	Ormat Technologies, Inc.	4,461

		8,711

	Multi-Utilities — 1.5%
390	Avista Corp.	12,951
244	NorthWestern Corp.	13,124

		26,075

	Water Utilities — 0.6%
182	American States Water Co.	7,543
126	California Water Service Group	2,781

		10,324

	Total Utilities	118,556

	Total Common Stocks (Cost $1,600,086)	1,633,403

NUMBER OF WARRANTS
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
3	Imperial Holdings, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (Cost $—)	—

SHARES
Short-Term Investment — 4.3%
	Investment Company — 4.3%
73,787	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $73,787)	73,787

	Total Investments — 99.7% (Cost $1,673,873)	1,707,190
	Other Assets in Excess of Liabilities — 0.3% (c)	5,871

	NET ASSETS — 100.0%	$1,713,061

Percentages indicated are based on net assets.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
697	E-mini Russell 2000	12/18/15	USD	$76,384	$(3,411)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$249,801
Aggregate gross unrealized depreciation	(216,484)

Net unrealized appreciation/depreciation	$33,317

Federal income tax cost of investments	$1,673,873

A. Valuation of Investments —The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$156,088	$—	$—		$156,088
Consumer Staples	45,031	—	—		45,031
Energy	63,394	—	—		63,394
Financials	695,204	—	—		695,204
Health Care	77,690	—	—		77,690
Industrials	209,084	—	—		209,084
Information Technology	200,487	—	—		200,487
Materials	52,342	—	—		52,342
Telecommunication Services	15,527	—	—		15,527
Utilities	118,556	—	—		118,556

Total Common Stocks	1,633,403	—	—		1,633,403

Warrant
Financials	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	73,787	—	—		73,787

Total Investments in Securities	$1,707,190	$—	$—	(a)	$1,707,190

Depreciation in Other Financial Instruments
Futures Contracts	$(3,411)	$—	$—		$(3,411)

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 25, 2015

By:	/s/	Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 25, 2015